UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2017

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus MLP Fund

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus MLP Fund

SEMIANNUAL REPORT May 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus MLP Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus MLP Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by portfolio managers Robert A. Nicholson and Zev D. Nijensohn of The Boston Company Asset Management, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, Dreyfus MLP Fund’s Class A shares produced a total return of -1.52%, Class C shares returned -1.88%, Class I shares returned -1.40%, and Class Y shares returned -1.40%.1 In comparison, the fund’s benchmark, the Alerian MLP Total Return Index (the “Index”) produced a total return of 2.28% for the same period.2

Energy-related stocks generally lagged broader U.S. stock market averages in an environment of high oil-and-gas inventories and falling commodity prices. The fund underperformed its benchmark, mainly due to its emphasis on higher-quality energy infrastructure MLPs which stand to benefit from increased oil and natural gas production volumes.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund invests in master limited partnerships (MLPs) that own and operate assets that are used in the energy sector, including assets used in gathering, processing, storing, or transporting oil and gas, refined products, coal, electricity or alternative fuels, or that provide energy-related equipment or services. The fund intends to concentrate its investments, under normal circumstances, in the energy sector, primarily investing in “midstream” energy infrastructure MLPs. The fund may utilize leverage through borrowings, short sales, or derivative instruments.

We employ a bottom-up fundamental and event-driven process to select MLP investments, in which we evaluate both fundamental drivers and financial structure drivers to identify catalysts that can impact cash flow growth and valuation throughout the MLP lifecycle.

Energy-Related Stocks Trailed Broad Market Averages

U.S. stocks rallied strongly in December 2016 in anticipation of lower corporate taxes, reduced regulatory constraints on businesses, and increased infrastructure spending. The rally at the time was led by financial stocks, information technology firms, and many of the more economically sensitive companies in the industrials and materials sectors. Equities continued to gain value over the first five months of 2017, with better-than-expected corporate earnings and encouraging economic data driving several broad U.S. market indices to record highs. While the market’s advance slowed in the spring, most broad stock market indices ended the reporting period with solid gains.

Energy-related stocks, including midstream energy infrastructure MLPs, fared well in December 2016 in anticipation of reduced regulatory burdens and stronger economic

3

DISCUSSION OF FUND PERFORMANCE (continued)

growth, but they largely sat out the market rally over the first five months of 2017. Despite solid production volumes from domestic shale oil-and-gas projects, energy infrastructure MLPs were caught in the downdraft affecting most energy-related companies. Investors grew increasingly concerned about a glut of supply and high oil-and-gas inventory levels that put downward pressure on energy prices.

High Quality and Production Volume Bias Dampened Relative Results

The fund’s returns compared to the Index were constrained, in part, by its security selection strategy, which focused on higher-quality MLPs serving shale oil-and-gas projects in the Permian, Delaware, Marcellus, and Utica Basins. Projects in these areas typically involve lower production costs and higher profit margins than projects seeking to tap into lower-quality reserves. Despite these structural advantages and a generally favorable outlook for U.S. onshore energy production, the fund’s holdings did not keep pace with the Index.

Disappointments during the reporting period included a midstream natural gas and natural gas services provider that came to market with a large equity offering to finance a new pipeline. While the new pipeline should prove beneficial over the long term, investors reacted negatively to the dilution of their shares during the construction process. In addition, a leading pipeline operator in the Permian Basin underperformed when oil prices moderated and competitive pressures intensified.

The fund achieved better results from a liquefied natural gas (LNG) export facility operator that remained ahead of schedule and budget for the phased rollout of two facilities. An Appalachian midstream energy company reported better-than-expected earnings and benefited from a competitor’s initial public offering.

At times during the reporting period, the fund employed equity derivatives to establish certain positions and manage risks.

A Positive Outlook for Energy Infrastructure MLPs

Despite recent weakness in the energy sector, we remain optimistic about the prospects for the master limited partnerships in which the fund invests. The Organization of the Petroleum Exporting Countries (OPEC) has maintained caps on production volumes in an attempt to boost energy-related commodity prices, the new U.S. presidential administration has reduced certain regulatory burdens and has indicated that it will open formerly restricted areas to exploration and production, and domestic hydraulic fracturing projects have solidified their status as the primary source of energy supply growth for the next several years.

In this constructive market environment, we believe that well-positioned oil-and-gas pipelines, natural gas processing, storage facilities, and other midstream energy infrastructure

4

assets will benefit from the normalization of inventory levels as demand outstrips supply. We have continued to focus on individual MLPs with high-quality assets, strong management teams and leverage to take advantage of expanding U.S. hydrocarbon production.

June 15, 2017

Master Limited Partnership (MLP) investments involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Under normal circumstances, the fund concentrates its investments in the energy sector, focusing on energy infrastructure MLPs, and may, therefore, be more susceptible to the risks affecting such sector and MLPs. In addition, the fund’s performance may be more vulnerable to changes in the market value than more broadly diversified funds.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the energy and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and domestic and international politics. Interest rates, commodity prices, economic, tax, energy developments, and government regulations may affect supply and demand dynamics and the share prices of companies in the sector.

Securities of companies within specific energy sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain energy sectors than others, the fund’s performance may be more sensitive to developments that affect those sectors emphasized by the fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

MLP tax risk will depend on the MLPs being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions, and expenses. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper — The Alerian MLP Total Return Index is the leading gauge of energy master limited partnerships (MLPs). The float-adjusted, capitalization-weighted index is disseminated in real time on a total-return basis. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus MLP Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.86	$12.55	$7.63	$7.67
Ending value (after expenses)	$984.80	$981.20	$986.00	$986.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$9.00	$12.74	$7.75	$7.80
Ending value (after expenses)	$1,016.01	$1,012.27	$1,017.25	$1,017.20

† Expenses are equal to the fund’s annualized expense ratio of 1.79% for Class A, 2.54% for Class C, 1.54% for Class I and 1.55% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

Common Stocks - 18.8%	Shares		Value ($)
Energy - 18.8%
Cheniere Energy	37,773	[a]	1,840,301
Kinder Morgan	88,276	[b]	1,656,058
Kinder Morgan Canada	86,288	[a,c]	1,027,778
Targa Resources	37,524		1,723,477
Williams Cos.	13,155		376,233
Total Common Stocks (cost $7,066,216)			6,623,847
Master Limited Partnerships - 76.8%
Energy - 73.1%
Cheniere Energy Partners LP	32,189	[b]	1,034,876
Cone Midstream Partners LP	139,395	[b]	2,959,356
Dominion Energy Midstream Partners LP	11,878		340,305
Energy Transfer Equity LP	56,922		969,951
Energy Transfer Partners LP	105,355		2,292,525
EnLink Midstream Partners LP	133,953		2,273,182
Enterprise Products Partners LP	63,034	[b]	1,689,942
MPLX LP	73,845		2,440,577
Phillips 66 Partners LP	7,403		366,597
Plains All American Pipeline LP	100,427	[b]	2,659,307
Rice Midstream Partners LP	109,533	[b]	2,684,654
Sprague Resources LP	16,140		410,763
TransMontaigne Partners LP	35,462		1,473,446
Western Gas Equity Partners LP	29,173		1,265,816
Western Gas Partners LP	28,405		1,583,011
Williams Partners LP	35,502		1,390,613
			25,834,921
Materials - 1.7%
Westlake Chemical Partners LP	23,901		580,794
Utilities - 2.0%
Suburban Propane Partners LP	29,814		704,803
Total Master Limited Partnerships (cost $25,618,764)			27,120,518

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Purchased - .0%	Number of Contracts	Value ($)
Call Options - .0%
Enterprise Products Partners (cost $137,988)	4,462	8,924
Total Investments (cost $32,822,968)	95.6%	33,753,289
Cash and Receivables (Net)	4.4%	1,569,142
Net Assets	100.0%	35,322,431

LP—Limited Partnership

a Non-income producing security.

b Held by a broker as collateral for open short positions.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at $1,027,778 or 2.91% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Energy	91.9
Utilities	2.0
Materials	1.7
Options Purchased	.0
95.6

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF SECURITIES SOLD SHORT

May 31, 2017 (Unaudited)

Common Stocks - 2.0%	Shares	Value ($)
Energy - 2.0%
Enbridge (proceeds $739,827)	17,953	691,370

Master Limited Partnerships - 1.0%
Energy - 1.0%
Enbridge Energy Partners LP (proceeds $367,907)	21,216	351,337

Total Securities Sold Short (proceeds $1,107,734)		1,042,707

LP—Limited Partnership

Portfolio Summary (Unaudited) †	Value (%)
Energy	3.0

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS May 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Proceeds ($)	Value ($)	Unrealized Appreciation ($)
Sales:
Northern Trust Bank
Canadian Dollar,
Expiring
6/2/2017	2,144,469	1,592,185	1,587,496	4,689
Gross Unrealized Appreciation				4,689

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	32,822,968	33,753,289
Cash		2,517,978
Receivable for investment securities sold		1,579,577
Receivable from brokers for proceeds on securities sold short—Note 4		1,107,734
Due from broker		217,600
Receivable for shares of Common Stock subscribed		26,488
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		4,689
Dividends receivable		1,382
Prepaid expenses		48,465
		39,257,202
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		24,164
Payable for investment securities purchased		2,753,135
Securities sold short, at value (proceeds $1,107,734)—See Statement of Securities Sold Short—Note 4		1,042,707
Payable for dividends on securities sold short		7,985
Payable for shares of Common Stock redeemed		909
Accrued expenses		105,871
		3,934,771
Net Assets ($)		35,322,431
Composition of Net Assets ($):
Paid-in capital		41,515,488
Accumulated investment (loss)—net		(610,750)
Accumulated net realized gain (loss) on investments		(6,595,193)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, securities sold short and foreign currency transactions		1,012,886
Net Assets ($)		35,322,431

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,348,714	750,708	10,591,822	19,631,187
Shares Outstanding	501,382	87,993	1,214,502	2,250,373
Net Asset Value Per Share ($)	8.67	8.53	8.72	8.72

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Income:
Distributions from Master Limited Partnerships	871,357
Less return of capital on distributions from Master Limited Partnerships	(871,357)
Cash dividends:
Unaffiliated issuers	110,825
Affiliated issuers	2,580
Total Income	113,405
Expenses:
Management fee—Note 3(a)	172,460
Professional fees	63,555
Dividends on securities sold short	43,642
Registration fees	34,775
Shareholder servicing costs—Note 3(c)	14,288
Custodian fees—Note 3(c)	6,931
Interest on securities sold short	5,978
Prospectus and shareholders’ reports	4,754
Distribution fees—Note 3(b)	2,943
Directors’ fees and expenses—Note 3(d)	2,035
Interest expense—Note 2	645
Loan commitment fees—Note 2	483
Miscellaneous	8,823
Total Expenses, before income taxes	361,312
Less—reduction in expenses due to undertaking—Note 3(a)	(85,479)
Less—reduction in fees due to earnings credits—Note 3(c)	(33)
Net Expenses, before income taxes	275,800
Income Taxes	-
Investment (Loss)—Net	(162,395)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	939,394
Short sale transactions	(126,275)
Net realized gain (loss) on options transactions	(305,295)
Net realized gain (loss) on forward foreign currency exchange contracts	(7,920)
Net Realized Gain (Loss)	499,904
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,465,742)
Net unrealized appreciation (depreciation) on options transactions	30,904
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	4,689
Net unrealized appreciation (depreciation) on securities sold short	18,242
Net Unrealized Appreciation (Depreciation)	(1,411,907)
Net Realized and Unrealized Gain (Loss) on Investments	(912,003)
Net (Decrease) in Net Assets Resulting from Operations	(1,074,398)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment (loss)—net	(162,395)	(285,810)
Net realized gain (loss) on investments	499,904	(5,146,658)
Net unrealized appreciation (depreciation) on investments	(1,411,907)	8,982,740
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,074,398)	3,550,272
Distributions to Shareholders from ($):
Tax return of capital:
Class A	(143,007)	(225,659)
Class C	(24,830)	(38,663)
Class I	(382,516)	(441,075)
Class Y	(541,239)	(486,339)
Total Distributions	(1,091,592)	(1,191,736)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	139,188	307,449
Class C	63,600	3,341
Class I	4,905,076	3,245,963
Class Y	12,448,206	1,180,582
Distributions reinvested:
Class A	15,764	15,491
Class C	1,630	343
Class I	150,495	57,751
Class Y	64,984	32,856
Cost of shares redeemed:
Class A	(20,118)	(113,672)
Class I	(3,738,022)	(2,242,742)
Class Y	(570,379)	(997,906)
Increase (Decrease) in Net Assets from Capital Stock Transactions	13,460,424	1,489,456
Total Increase (Decrease) in Net Assets	11,294,434	3,847,992
Net Assets ($):
Beginning of Period	24,027,997	20,180,005
End of Period	35,322,431	24,027,997
Accumulated investment (loss)—net	(610,750)	(448,355)

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	15,057	38,096
Shares issued for distributions reinvested	1,692	1,826
Shares redeemed	(2,160)	(14,381)
Net Increase (Decrease) in Shares Outstanding	14,589	25,541
Class C
Shares sold	6,808	380
Shares issued for distributions reinvested	177	41
Net Increase (Decrease) in Shares Outstanding	6,985	421
Class Ia
Shares sold	519,292	401,634
Shares issued for distributions reinvested	16,085	6,700
Shares redeemed	(407,121)	(271,437)
Net Increase (Decrease) in Shares Outstanding	128,256	136,897
Class Ya
Shares sold	1,320,927	160,249
Shares issued for distributions reinvested	6,932	3,848
Shares redeemed	(61,876)	(112,438)
Net Increase (Decrease) in Shares Outstanding	1,265,983	51,659

[a]During the period ended May 31, 2017, 13,311 Class Y shares representing $122,151 were exchanged for 13,311 Class I shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Six Months Ended
	May 31, 2017	Year Ended November 30,
	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	9.08	8.32	12.50
Investment Operations:
Investment (loss)—net[b]	(.05)	(.13)	(.08)
Net realized and unrealized gain (loss) on investments	(.07)	1.37	(4.00)
Total from Investment Operations	(.12)	1.24	(4.08)
Distributions:
Tax return of capital	(.29)	(.48)	(.10)
Net asset value, end of period	8.67	9.08	8.32
Total Return (%)[c]	(1.52)[d]	15.53	(32.66)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.26[e]	3.24	3.47[e]
Ratio of net expenses to average net assets	1.79[e]	2.12	2.03[e]
Ratio of net investment (loss) to average net assets	(1.13)[e]	(1.58)	(1.38)[e]
Portfolio Turnover Rate	58.84[d]	111.44	57.76[d]
Net Assets, end of period ($ x 1,000)	4,349	4,420	3,836

a From April 30, 2015 (commencement of operations) to November 30, 2015.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Six Months Ended
	May 31, 2017	Year Ended November 30,
	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	8.97	8.28	12.50
Investment Operations:
Investment (loss)—net[b]	(.09)	(.19)	(.13)
Net realized and unrealized gain (loss) on investments	(.06)	1.36	(3.99)
Total from Investment Operations	(.15)	1.17	(4.12)
Distributions:
Tax return of capital	(.29)	(.48)	(.10)
Net asset value, end of period	8.53	8.97	8.28
Total Return (%)[c]	(1.88)[d]	14.74	(32.98)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.01[e]	4.00	4.22[e]
Ratio of net expenses to average net assets	2.54[e]	2.87	2.76[e]
Ratio of net investment (loss) to average net assets	(1.88)[e]	(2.32)	(2.16)[e]
Portfolio Turnover Rate	58.84[d]	111.44	57.76[d]
Net Assets, end of period ($ x 1,000)	751	727	667

a From April 30, 2015 (commencement of operations) to November 30, 2015.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

Class I Shares	Six Months Ended
	May 31, 2017	Year Ended November 30,
	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	9.12	8.33	12.50
Investment Operations:
Investment (loss)—net[b]	(.04)	(.11)	(.07)
Net realized and unrealized gain (loss) on investments	(.07)	1.38	(4.00)
Total from Investment Operations	(.11)	1.27	(4.07)
Distributions:
Tax return of capital	(.29)	(.48)	(.10)
Net asset value, end of period	8.72	9.12	8.33
Total Return (%)	(1.40)[c]	15.88	(32.58)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.08[d]	3.00	3.21[d]
Ratio of net expenses to average net assets	1.54[d]	1.88	1.77[d]
Ratio of net investment (loss) to average net assets	(.88)[d]	(1.34)	(1.16)[d]
Portfolio Turnover Rate	58.84[c]	111.44	57.76[c]
Net Assets, end of period ($ x 1,000)	10,592	9,905	7,907

a From April 30, 2015 (commencement of operations) to November 30, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Six Months Ended
	May 31, 2017	Year Ended November 30,
	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	9.12	8.33	12.50
Investment Operations:
Investment (loss)—net[b]	(.04)	(.11)	(.07)
Net realized and unrealized gain (loss) on investments	(.07)	1.38	(4.00)
Total from Investment Operations	(.11)	1.27	(4.07)
Distributions:	(.29)
Tax return of capital		(.48)	(.10)
Net asset value, end of period	8.72	9.12	8.33
Total Return (%)	(1.40)[c]	15.88	(32.58)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.02[d]	2.94	3.20[d]
Ratio of net expenses to average net assets	1.55[d]	1.86	1.76[d]
Ratio of net investment (loss) to average net assets	(.89)[d]	(1.32)	(1.15)[d]
Portfolio Turnover Rate	58.84[c]	111.44	57.76[c]
Net Assets, end of period ($ x 1,000)	19,631	8,977	7,769

a From April 30, 2015 (commencement of operations) to November 30, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus MLP Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return, consisting of capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 400 million to 500 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A, 80,000 Class C, 800,000 Class I and 800,000 Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are value at the forward rate and are categorized within Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	5,596,069	—	—	5,596,069
Equity Securities - Foreign Common Stocks†	1,027,778	—	—	1,027,778
Master Limited Partnerships†	27,120,518	—	—	27,120,518
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	4,689	—	4,689
Options Purchased	8,924	—	—	8,924

22

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic Common Stocks†††	(691,370)	—	—	(691,370)
Master Limited Partnerships††	(351,337)	—	—	(351,337)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

††† See Statement of Securities Sold Short for additional detailed categorizations.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2017 were as follows:

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Value 11/30/2016 ($)	Purchases ($)	Sales ($)	Value 5/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	369,901	16,921,164	17,291,065	—	—

(e) Risk: The fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments comprise a minimum of 80% of investable assets of the fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner and one or more limited partners. The general partner controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners, through their ownership of limited partner interests, contribute capital to the entity, have a limited role in the operation and management of the entity and receive cash distributions.

MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the fund is derived from investments in equity securities of MLPs. The amount of cash that MLPs have available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

(f) Distributions to shareholders: The fund currently anticipates making quarterly distributions to its shareholders of substantially all of the fund’s distributable cash flow received as cash distributions from MLPs, interest payments received on debt securities owned by the fund, and other payments on or derived from securities owned by the fund.

The fund intends to pay out a consistent dividend that over time approximates the distributions received from the fund’s portfolio investments based on, among other considerations, distributions the fund actually receives from portfolio investments and estimated future cash flows. Because the fund’s policy will be to pay consistent dividends based on estimated income from investments and future cash flows, the fund’s dividends may exceed the amount the fund actually receives from its portfolio investments.

24

The fund’s distributions will be treated for U.S. federal income tax purposes as (i) first, taxable dividends to the extent of a shareholder’s allocable share of the fund’s earnings and profits, (ii) second, taxable returns of capital to the extent of a shareholder’s tax basis in their shares of the fund (for the portion of those distributions that exceed the fund’s earnings and profits) and (iii) third, taxable gains (for the balance of those distributions). Dividend income will be treated as “qualified dividends” for federal income tax purposes, subject to favorable capital gain tax rates, provided that certain requirements are met. Unlike a regulated investment company under Sub-Chapter M of the Internal Revenue Code, the fund will not be able to pass-through the character of its recognized net capital gain by paying “capital gain dividends.” Cash distributions from an MLP to the fund that exceed the fund’s allocable share of such MLP’s net taxable income will reduce the fund’s adjusted tax basis in the equity securities of the MLP.

(g) Return of capital estimates: Distributions received from the fund’s investments in MLPs generally are comprised of income and return of capital. The fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after the tax reporting periods are concluded. During the period ended May 31, 2017, fund distributions are expected to be comprised of 100% return of capital and are recorded as such.

(h) Federal income taxes: The fund is treated as a regular corporation for U.S. federal and state income tax purposes, and will pay federal and state income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The fund is currently using an estimated rate of 34% for federal income tax and 2% for state and local tax, net of federal tax benefit.

The fund invests primarily in MLPs, which generally are intended to be treated as partnerships for federal income tax purposes. As a partner in the MLPs, the fund must report its allocable share of the MLPs’ taxable income or loss in computing the fund’s taxable income or loss, regardless of the extent (if any) to which the MLPs make distributions.

The fund’s income tax expense or benefit is included in the Statement of Operations based on the components of income or gains (losses) to which

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net deferred tax benefit of accumulated net operating losses and capital loss carryforwards. During the period ended May 31, 2017, the fund had no income tax expense or benefit.

The fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. The fund’s policy is to record interest and penalties on uncertain tax positions as part of tax expense. As of May 31, 2017, the fund had no uncertain tax positions.

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. The factors considered in assessing the fund’s valuation allowance are the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused.

At May 31, 2017, the components of the fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:
Net operating loss carryforwards	$(573,727)
Capital loss carryforwards	(2,378,603)
Deferred tax liabilities:
Unrealized gains on investment securities	364,639
Total deferred tax assets, before valuation allowance	(2,587,691)
Valuation allowance	2,587,691
Net deferred tax assets, after valuation allowance	$0

26

Unexpected significant decreases in cash distributions from the fund’s MLP investments or significant declines in the fair value of its investments may change the fund’s assessment regarding the recoverability of its deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the fund’s net asset value and results of operations. At May 31, 2017, the valuation allowance for deferred tax assets was deemed necessary because Dreyfus believes it is more-likely-than-not that the fund will not be able to recognize deferred tax assets through future taxable income.

Net operating loss carryforwards and capital loss carryforwards are available to offset future taxable income. The fund has a net operating loss carryforward of $1,431,291 of which $241,634 will expire in 2035 and $1,189,657 will expire in 2036. The fund also has a capital loss carryforward of $7,107,133 of which $1,677,996 will expire in 2020 and $5,429,137 will expire in 2021.

The fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP shares held in its portfolio, and to estimate its associated deferred tax liability or assets. Such estimates are made in good faith. From time to time, as new information becomes available, the fund may modify its estimates or assumptions regarding its tax liability or asset.

The fund files income tax returns in the U.S. federal jurisdiction and various states. The fund has reviewed all major jurisdictions and concluded that there is no significant impact on the fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2017 was approximately $71,400 with a related weighted average annualized interest rate of 1.81%.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2016 through March 31, 2018, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expense on securities sold short, taxes, such as deferred tax expenses, interest expense, commitment fees on borrowings, brokerage commissions and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $85,479 during the period ended May 31, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays TBCAM a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

28

period ended May 31, 2017, Class C shares were charged $2,943 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2017, Class A and Class C shares were charged $5,712 and $981, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $860 for transfer agency services and $33 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $33.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $6,931 pursuant to the custody agreement.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $31,173, Distribution Plan fees $494, Shareholder Services Plan fees $1,111, custodian fees $5,627, Chief Compliance Officer fees $4,826 and

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transfer agency fees $278, which are offset against an expense reimbursement currently in effect in the amount of $19,345.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, forward contracts and options transactions, during the period ended May 31, 2017 were as follows:

	Purchases ($)	Sales ($)
Long transactions	31,035,089	19,358,430
Short sale transactions	4,350,821	3,274,871
Total	35,385,910	22,633,301

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at May 31, 2017 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the

30

counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At May 31, 2017, there were no written options outstanding.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of May 31, 2017 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	8,924	[1]	Equity risk	-
Foreign exchange risk	4,689	[2]	Foreign exchange risk	-
Gross fair value of derivative contracts	13,613			-

Statement of Assets and Liabilities location:
[1]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[2]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

32

The effect of derivative instruments in the Statement of Operations during the period ended May 31, 2017 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Options Transactions	[1]	Forward Contracts	[2]	Total
Equity	(305,295)		-		(305,295)
Foreign exchange	-		(7,920)		(7,920)
Total	(305,295)		(7,920)		(313,215)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Options Transactions	[3]	Forward Contracts	[4]	Total
Equity	30,904		-		30,904
Foreign exchange	-		4,689		4,689
Total	30,904		4,689		35,593

Statement of Operations location:
[1]	Net realized gain (loss) on options transactions.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net unrealized appreciation (depreciation) on options transactions.
[4]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At May 31, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	8,924	-
Forward contracts	4,689	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	13,613	-
Derivatives not subject to
Master Agreements	(8,924)	-
Total gross amount of assets
and liabilities subject to
Master Agreements	4,689	-

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of May 31, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Northern Trust Bank	4,689		-	-	4,689

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2017:

Average Market Value ($)
Equity options contracts	66,439
Forward contracts	166,982

At May 31, 2017, accumulated net unrealized appreciation on investments was $930,321, consisting of $2,346,812 gross unrealized appreciation and $1,416,491 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus MLP Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

The Boston Company
Asset Management LLC
BNY Mellon Center
One Boston Place
Boston, MA 02108

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMFAX Class C: DMFCX Class I: DMFIX Class Y: DMFYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 4009SA0517

Dreyfus Select Managers Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Select Managers Small Cap Value Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Value Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Keith L. Stransky and Robert B. Mayerick of EACM Advisors LLC, the fund’s portfolio allocation managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, Dreyfus Select Managers Small Cap Value Fund’s Class A, Class C, Class I, and Class Y shares at NAV produced total returns of 3.37%, 3.03%, 3.56%, and 3.55%, respectively.1 In comparison, the Russell 2000® Value Index (the “Index”), the fund’s benchmark, returned 1.15% for the same period.2

Small-cap value stocks produced mildly positive returns over the reporting period as investors turned their attention to riskier, more growth-oriented companies. The fund produced higher returns than its benchmark, primarily due to favorable market sector allocations and strong stock selections among health care companies.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting various subadvisers to manage its assets. As the fund’s portfolio allocation managers, we seek subadvisers that complement one another’s style of investing, consistent with the fund’s investment goal. We monitor and evaluate the performance of the subadvisers and will advise and recommend to Dreyfus and the fund’s board any changes to the subadvisers.

The fund’s assets are currently allocated to six subadvisers, each acting independently of one another and using its own methodology to select portfolio investments. As of the end of the reporting period: approximately 7% of the fund’s assets were under the management of Thompson, Siegel, and Walmsley LLC, which employs a combination of quantitative and qualitative security selection methods based on a proprietary four-factor valuation model; approximately 24% of the fund’s assets were under the management of Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values; approximately 14% of the fund’s assets were under the management of Neuberger Berman Investment Advisers LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value; approximately 15% of the fund’s assets were under the management of Kayne Anderson Rudnick Investment Management, LLC, which employs a fundamental, bottom-up, research-driven investment process in seeking to identify high-quality companies whose securities are trading at attractive valuations; approximately 25% of the fund’s assets were under the management of Channing Capital Management, LLC, which employs intensive, fundamental, bottom-up research to identify high-quality companies that represent value opportunities; and approximately 15% of the fund’s assets were allocated to Eastern Shore Capital Management, which focuses on identifying companies with quality fundamentals that are trading at attractive valuations. The percentages of the fund’s assets allocated to the various subadvisers can change over time, within ranges described in the prospectus.

Post-Election Optimism Drove Markets Higher

The reporting period began in the midst of a market rally as domestic and global economic growth improved, labor markets strengthened, and investors looked forward to lower corporate taxes, reduced regulatory constraints, and stimulative fiscal policies from a new U.S. presidential administration. Equities continued to gain value in early 2017, with strong corporate earnings and

3

DISCUSSION OF FUND PERFORMANCE (continued)

encouraging economic data driving several broad market indices to record highs. Concerns about the new administration’s ability to implement its business-friendly policies slowed the market’s advance in the spring, but business and consumer confidence remained high.

While value-oriented stocks fared well during most of 2016, they substantially lagged their more growth-oriented counterparts over the reporting period when investors shifted their focus to companies expected to benefit most from favorable economic trends.

Sector Allocations Buoyed Fund Results

In the aggregate, the fund benefited during the reporting period from relatively heavy exposure to the better-performing information technology sector and an underweighted position in the lagging energy sector. In addition, the fund’s subadvisers achieved particularly strong security selections in the health care sector. For example, health care facilities operator Kindred Healthcare advanced amid speculation about the sale of all or part of its business, and early-stage contract research company Charles River Laboratories International encountered greater demand for outsourced research-and-development services from medical device manufacturers.

Disappointments during the reporting period were concentrated mainly in the consumer discretionary sector. Recreational products manufacturer Vista Outdoor reported higher-than-expected inventories of firearms due to slower sales, and specialty retailer Sally Beauty Holdings struggled with declining foot traffic in a generally challenging retail environment. Underweighted exposure to the top-performing utilities sector also weighed on relative performance.

Adjustments to the Roster of Subadvisers

Late in the reporting period, we eliminated Lombardia Capital Partners from the fund’s roster of subadvisers.

Looking forward, we believe that an emphasis on high-quality, attractively priced small-cap companies with relatively little debt positions the fund to participate in the opportunities of a growing economy while providing a degree of protection against market corrections and volatility.

June 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Value Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.44	$10.33	$5.08	$4.77
Ending value (after expenses)	$1,033.70	$1,030.30	$1,035.60	$1,035.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.39	$10.25	$5.04	$4.73
Ending value (after expenses)	$1,018.60	$1,014.76	$1,019.95	$1,020.24

† Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.04% for Class C, 1.00% for Class I and .94% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

Common Stocks - 95.3%	Shares		Value ($)
Automobiles & Components - 1.8%
Dana	36,580		772,570
Dorman Products	12,560	[a]	1,047,504
Gentherm	21,400	[a]	806,780
Horizon Global	133,710	[a]	1,966,874
Miller Industries	38,120		975,872
Motorcar Parts of America	19,300	[a]	561,051
Thor Industries	51,000		4,617,030
Visteon	13,150	[a]	1,318,814
Winnebago Industries	120,290		2,947,105
			15,013,600
Banks - 13.1%
Bancorp	66,800	[a]	408,816
Bank of Hawaii	76,080		5,913,698
Bank of the Ozarks	49,665		2,195,193
BankUnited	74,113		2,457,587
Banner	117,996		6,335,205
BNC Bancorp	88,865		2,803,691
BofI Holding	24,700	[a]	548,340
Boston Private Financial Holdings	54,100		784,450
Brookline Bancorp	163,310		2,253,678
Bryn Mawr Bank	50,990		2,082,942
Centerstate Banks	210,181		5,052,751
City Holding	27,340		1,724,881
Columbia Banking System	20,200		741,542
Commerce Bancshares	24,242		1,297,674
Community Bank System	32,535		1,749,082
Customers Bancorp	29,690	[a]	829,836
Eagle Bancorp	83,896	[a]	4,786,267
Essent Group	94,190	[a]	3,416,271
First Bancorp/Southern Pines NC	16,375		454,570
First Busey	29,050		824,730
First Financial Bancorp	69,160		1,732,458
First Financial Bankshares	52,700		2,015,775
Great Southern Bancorp	35,810		1,752,900
Heartland Financial USA	44,060		1,976,091
HomeStreet	33,800	[a]	905,840
Huntington Bancshares	130,580		1,637,473

6

Common Stocks - 95.3% (continued)	Shares		Value ($)
Banks - 13.1% (continued)
IBERIABANK	41,540		3,206,888
Independent Bank	54,510		3,295,129
Investors Bancorp	211,810		2,802,246
Lakeland Financial	43,820		1,859,283
MB Financial	161,102		6,634,180
Nationstar Mortgage Holdings	38,800	[a]	633,216
NMI Holdings, Cl. A	193,440	[a]	2,011,776
Pinnacle Financial Partners	98,223		5,908,113
Popular	13,300		494,760
Provident Financial Services	47,915		1,118,336
Radian Group	40,400		648,824
Republic First Bancorp	35,800	[a]	316,830
Simmons First National, Cl. A	16,100		817,075
South State	76,848		6,386,069
Southside Bancshares	55,593		1,810,107
Stock Yards Bancorp	48,325		1,749,365
TCF Financial	95,550		1,438,983
Texas Capital Bancshares	108,094	[a]	7,934,100
TriCo Bancshares	61,440		2,143,027
Western Alliance Bancorp	40,315	[a]	1,843,202
Wintrust Financial	17,530		1,205,363
			110,938,613
Capital Goods - 13.1%
AAON	24,250		877,244
AAR	50,820		1,775,651
Aerovironment	54,150	[a]	1,680,816
Albany International, Cl. A	33,310		1,608,873
Allied Motion Technologies	41,408		1,042,653
American Woodmark	28,341	[a]	2,630,045
Apogee Enterprises	12,200		650,016
Atkore International Group	82,635	[a]	1,723,766
AZZ	18,985		1,029,936
Columbus McKinnon	76,460		2,136,292
DigitalGlobe	18,900	[a]	588,735
Dycom Industries	18,165	[a]	1,529,311
EMCOR Group	26,090		1,644,192
EnerSys	7,400		548,044
Engility Holdings	21,600	[a]	568,728
Esterline Technologies	23,440	[a]	2,284,228

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.3% (continued)	Shares		Value ($)
Capital Goods - 13.1% (continued)
FreightCar America	86,250		1,445,550
GATX	23,940		1,423,951
Graco	55,700		6,119,759
Great Lakes Dredge and Dock	375,460	[a]	1,558,159
H&E Equipment Services	62,230		1,237,755
Harsco	90,900	[a]	1,354,410
Hexcel	147,710		7,596,725
Hillenbrand	154,356		5,510,509
Houston Wire & Cable	82,830		538,395
ITT	84,100		3,196,641
John Bean Technologies	59,688		5,151,074
KBR	109,140		1,487,578
Kennametal	43,235		1,663,250
KEYW Holding	196,630	[a]	1,810,962
Lincoln Electric Holdings	34,420		3,076,460
Manitowoc	120,050	[a]	679,483
Meritor	61,610	[a]	959,268
Moog, Cl. A	19,340	[a]	1,354,574
Novanta	38,595	[a]	1,312,230
Ply Gem Holdings	126,460	[a]	2,067,621
RBC Bearings	49,200	[a]	4,984,944
Regal Beloit	28,500		2,257,200
Rexnord	232,959	[a]	5,311,465
SiteOne Landscape Supply	105,790	[a]	5,625,912
Snap-on	9,330		1,508,288
Spirit AeroSystems Holdings, Cl. A	30,810		1,678,837
Standex International	21,035		1,848,977
Stoneridge	119,230	[a]	1,843,296
Sun Hydraulics	56,950		2,436,890
Teledyne Technologies	11,740	[a]	1,543,927
The Greenbrier Companies	11,510		509,318
Tutor Perini	83,550	[a]	2,168,123
Twin Disc	32,980	[a]	590,342
Valmont Industries	7,400		1,083,360
Wabash National	88,320		1,765,517
Watsco	28,230		3,983,818
			111,003,098
Commercial & Professional Services - 5.5%
ABM Industries	159,078		6,846,717

8

Common Stocks - 95.3% (continued)	Shares		Value ($)
Commercial & Professional Services - 5.5% (continued)
AMN Healthcare Services	16,475	[a]	597,219
Casella Waste Systems, Cl. A	160,500	[a]	2,250,210
Clean Harbors	32,000	[a]	1,869,120
Covanta Holding	147,840		2,180,640
Deluxe	19,680		1,341,389
Heritage-Crystal Clean	116,170	[a]	1,771,593
Hertz Global Holdings	56,800	[a]	579,928
Interface	135,430		2,783,086
Kimball International, Cl. B	78,550		1,349,489
Matthews International, Cl. A	85,503		5,450,816
McGrath RentCorp	101,950		3,381,681
MSA Safety	87,027		7,057,890
Navigant Consulting	38,200	[a]	744,518
Steelcase, Cl. A	409,897		6,865,775
UniFirst	8,760		1,241,292
Viad	9,950		439,293
			46,750,656
Consumer Durables & Apparel - 2.0%
Bassett Furniture Industries	43,070		1,279,179
Carter's	16,780		1,378,645
Crocs	76,870	[a]	525,022
CSS Industries	44,240		1,176,342
Deckers Outdoor	26,100	[a]	1,810,296
M.D.C. Holdings	52,493		1,766,389
M/I Homes	78,540	[a]	2,214,043
Malibu Boats, Cl. A	41,485	[a]	1,006,011
Nautilus	47,915	[a]	869,657
Steven Madden	40,020	[a]	1,570,785
TRI Pointe Group	108,470	[a]	1,341,774
Unifi	76,020	[a]	2,139,203
			17,077,346
Consumer Services - 1.8%
Bloomin' Brands	33,600		673,008
Cheesecake Factory	94,395		5,567,417
ILG	78,370		2,111,288
Marriott Vacations Worldwide	7,835		912,934
SeaWorld Entertainment	208,220		3,716,727
Vista Outdoor	105,500	[a]	2,213,390
			15,194,764

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.3% (continued)	Shares		Value ($)
Diversified Financials - 3.3%
Artisan Partners Asset Management, Cl. A	284,440		8,049,652
Cowen Group, Cl. A	47,350	[a]	712,618
Evercore Partners, Cl. A	85,266		5,781,035
FNFV Group	121,460	[a]	1,694,367
Green Dot, Cl. A	21,900	[a]	804,606
HFF, Cl. A	133,800		4,173,222
Stifel Financial	152,897	[a]	6,517,999
			27,733,499
Energy - 3.2%
Advanced Energy Industries	26,295	[a]	2,022,874
Aegean Marine Petroleum Network	48,900		224,940
Basic Energy Services	31,900	[a]	876,931
Callon Petroleum	256,430	[a]	2,902,788
Core Laboratories	41,230		4,215,355
Delek US Holdings	26,000		637,520
Era Group	128,970	[a]	1,084,638
Forum Energy Technologies	45,585	[a]	740,756
ION Geophysical	12,524	[a]	55,732
Laredo Petroleum	229,614	[a]	2,697,964
McDermott International	140,820	[a]	874,492
MRC Global	25,038	[a]	451,936
Newpark Resources	6,600	[a]	48,840
Oasis Petroleum	52,875	[a]	516,060
Oceaneering International	61,560		1,500,833
Oil States International	138,456	[a]	4,049,838
Overseas Shipholding Group, Cl. A	442,830	[a]	1,169,071
PDC Energy	12,850	[a]	638,131
Ring Energy	54,500	[a]	707,410
RSP Permian	27,467	[a]	977,551
TETRA Technologies	163,290	[a]	504,566
			26,898,226
Exchange-Traded Funds - 1.7%
iShares Russell 2000 ETF	107,488		14,652,764
Food & Staples Retailing - .3%
Andersons	27,660		970,866
Casey's General Stores	5,600		651,784
United Natural Foods	12,600	[a]	503,244
			2,125,894

10

Common Stocks - 95.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.5%
B&G Foods	50,414		2,044,288
MGP Ingredients	48,120		2,464,225
National Beverage	62,493		5,996,203
Seaboard	436		1,765,586
TreeHouse Foods	7,900	[a]	609,722
			12,880,024
Health Care Equipment & Services - 3.7%
Acadia Healthcare	22,800	[a]	942,552
Accuray	250,890	[a]	1,028,649
Addus HomeCare	37,520	[a]	1,391,992
Allscripts Healthcare Solutions	182,860	[a]	2,086,433
Analogic	13,700		985,030
Anika Therapeutics	78,284	[a]	3,622,201
AtriCure	43,400	[a]	906,626
BioTelemetry	21,100	[a]	608,735
Haemonetics	23,100	[a]	942,018
HealthSouth	34,260		1,553,006
Kindred Healthcare	419,293		4,109,071
LHC Group	33,220	[a]	1,999,844
Luminex	47,800		968,428
Molina Healthcare	38,000	[a]	2,453,660
Natus Medical	35,640	[a]	1,208,196
NuVasive	21,505	[a]	1,613,520
Patterson	87,950		3,883,872
Tivity Health	20,700	[a]	702,765
			31,006,598
Household & Personal Products - .3%
WD-40	24,080		2,545,256
Insurance - 3.8%
American Financial Group	17,700		1,767,345
Assurant	14,410		1,411,892
Federated National Holding	26,600		418,152
First American Financial	112,076		4,877,548
Greenlight Capital Re, Cl. A	31,700	[a]	653,020
Horace Mann Educators	197,453		7,552,577
Maiden Holdings	51,000		538,050
MBIA	87,200	[a]	714,168
Navigators Group	70,630		3,743,390
Primerica	97,346		7,028,381

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.3% (continued)	Shares		Value ($)
Insurance - 3.8% (continued)
RLI	57,100		3,171,334
Stewart Information Services	14,400		651,456
			32,527,313
Materials - 6.9%
American Vanguard	123,480		2,080,638
Ampco-Pittsburgh	50,155		787,434
AptarGroup	20,650		1,755,457
Avery Dennison	47,450		3,998,137
Cliffs Natural Resources	188,930	[a]	1,112,798
Commercial Metals	83,610		1,513,341
Compass Minerals International	10,600		679,990
Crown Holdings	53,710	[a]	3,101,215
Eagle Materials	12,270		1,157,061
Ferro	185,110	[a]	3,102,444
Ferroglobe	69,800		735,692
Graphic Packaging Holding	114,470		1,546,490
Ingevity	120,209		7,100,746
Kaiser Aluminum	36,537		3,009,187
KapStone Paper and Packaging	40,610		858,089
Landec	19,430	[a]	272,020
Materion	47,360		1,619,712
Mercer International	162,637		1,894,721
Nevsun Resources	648,740		1,556,976
Orchids Paper Products	50,410		720,359
PolyOne	240,920		8,995,953
RPC	66,900		1,257,051
Scotts Miracle-Gro	47,869		4,145,934
Stepan	15,370		1,300,609
Summit Materials, Cl. A	46,165	[a]	1,239,992
Versum Materials	40,095		1,244,549
Westlake Chemical	23,230		1,427,716
			58,214,311
Media - 1.6%
Amaya	25,400	[a]	440,690
AMC Entertainment Holdings, Cl. A	27,800		625,500
Cinemark Holdings	129,500		5,124,315
Meredith	67,287		3,640,227
New Media Investment Group	32,841		424,634

12

Common Stocks - 95.3% (continued)	Shares		Value ($)
Media - 1.6% (continued)
TiVo	161,629		2,876,996
			13,132,362
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
ACADIA Pharmaceuticals	27,165	[a]	698,412
Albany Molecular Research	195,870	[a]	3,811,630
Cambrex	47,965	[a]	2,580,517
Charles River Laboratories International	110,959	[a]	10,213,776
Clovis Oncology	12,670	[a]	654,532
Esperion Therapeutics	33,500	[a]	1,072,670
Exact Sciences	38,230	[a]	1,394,248
FibroGen	23,755	[a]	624,757
Fluidigm	96,200	[a]	435,786
Impax Laboratories	43,400	[a]	661,850
Insmed	36,225	[a]	558,590
Intersect ENT	39,400	[a]	996,820
Kite Pharma	8,800	[a]	636,416
Lannett	13,300	[a]	267,330
Lexicon Pharmaceuticals	52,295	[a]	724,286
Neurocrine Biosciences	29,545	[a]	1,284,321
			26,615,941
Real Estate - 4.2%
Alexander & Baldwin	24,830		993,697
Columbia Property Trust	28,300	[b]	611,280
CoreCivic	14,400		414,000
Corporate Office Properties Trust	188,823	[b]	6,369,000
Equity Commonwealth	30,800	[a,b]	958,496
FelCor Lodging Trust	121,200	[b]	869,004
Gramercy Property Trust	89,578		2,647,030
Healthcare Realty Trust	183,263	[b]	6,095,327
Highwoods Properties	20,455	[b]	1,030,932
InfraREIT	33,400	[b]	644,286
New Senior Investment Group	53,350	[b]	508,959
Outfront Media	62,125	[b]	1,419,556
RE/MAX Holdings, Cl. A	101,450		5,392,067
Retail Opportunity Investments	53,600	[b]	1,059,136
Rexford Industrial Realty	72,545	[b]	1,976,851
Terreno Realty	84,905		2,774,695
Uniti Group	58,000		1,450,580
			35,214,896

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.3% (continued)	Shares		Value ($)
Retailing - 1.7%
Barnes & Noble	35,200		235,840
Boot Barn Holdings	40,250	[a]	313,548
Comfort Systems USA	22,500		775,125
Express	71,470	[a]	554,607
Finish Line, Cl. A	29,900		421,889
FirstCash	81,000		4,345,650
JAKKS Pacific	76,660	[a]	321,972
New York & Co.	64,180	[a]	94,986
Nexeo Solutions	222,390	[a]	1,957,032
Office Depot	178,688		913,096
Red Robin Gourmet Burgers	7,700	[a]	554,978
RH	10,400	[a]	583,544
Sally Beauty Holdings	171,450	[a]	3,089,529
West Marine	58,710		577,119
			14,738,915
Semiconductors & Semiconductor Equipment - 4.8%
Cabot Microelectronics	92,660		6,994,903
CEVA	24,530	[a]	1,036,393
Cirrus Logic	9,348	[a]	616,501
Cypress Semiconductor	97,465		1,363,535
Entegris	79,315	[a]	1,959,081
FormFactor	68,850	[a]	1,012,095
Inphi	10,515	[a]	417,235
Integrated Device Technology	51,965	[a]	1,329,265
MACOM Technology Solutions Holdings	48,700	[a]	2,969,239
MaxLinear, Cl. A	47,325	[a]	1,474,174
Mellanox Technologies	46,790	[a]	2,222,525
Microsemi	177,184	[a]	8,701,506
MKS Instruments	13,590		1,110,983
Monolithic Power Systems	19,850		1,949,270
Rambus	185,980	[a]	2,202,003
Semtech	20,200	[a]	771,640
Silicon Laboratories	34,905	[a]	2,610,894
Veeco Instruments	61,500	[a]	1,934,175
			40,675,417
Software & Services - 6.4%
8x8	70,820	[a]	966,693
Acxiom	79,500	[a]	2,082,900
American Software, Cl. A	162,300		1,743,102

14

Common Stocks - 95.3% (continued)	Shares		Value ($)
Software & Services - 6.4% (continued)
Blackbaud	9,350		773,526
Blackhawk Network Holdings	15,900	[a]	689,265
Booz Allen Hamilton Holdings	198,394		7,824,659
CACI International, Cl. A	5,000	[a]	615,500
Cass Information Systems	68,818		4,214,414
CoreLogic	70,030	[a]	3,032,299
Cornerstone OnDemand	12,855	[a]	480,263
Covisint	198,200	[a]	406,310
DST Systems	24,910		3,009,626
Fair Isaac	11,685		1,550,132
FireEye	129,700	[a]	1,944,203
InterXion Holding	31,225	[a]	1,387,951
Jack Henry & Associates	48,380		5,138,440
MAXIMUS	22,205		1,378,486
MINDBODY, Cl. A	21,860	[a]	613,173
Monotype Imaging Holdings	190,290		3,720,169
Nuance Communications	165,550	[a]	3,064,330
Pegasystems	27,415		1,602,407
Seachange International	134,920	[a]	330,554
Silver Spring Networks	150,400	[a]	1,531,072
VASCO Data Security International	112,540	[a]	1,541,798
VeriFone Systems	42,660	[a]	780,251
Verint Systems	84,168	[a]	3,459,311
			53,880,834
Technology Hardware & Equipment - 7.0%
Anixter International	67,409	[a]	5,089,379
Badger Meter	112,850		4,423,720
Belden	100,515		7,136,565
Ciena	83,230	[a]	1,954,240
Cognex	30,360		2,778,244
Coherent	4,445	[a]	1,103,027
Diebold	29,400		777,630
Electronics For Imaging	76,320	[a]	3,619,094
II-VI	20,430	[a]	612,900
Infinera	221,220	[a]	2,150,258
Itron	23,330	[a]	1,578,275
Kimball Electronics	50,970	[a]	886,878
Littelfuse	46,274		7,494,074
Lumentum Holdings	10,515	[a]	599,881

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 95.3% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 7.0% (continued)
Maxwell Technologies	107,600	[a]	623,004
Mercury Systems	92,890	[a]	3,694,235
Methode Electronics	15,400		618,310
OSI Systems	19,010	[a]	1,505,402
Quantum	40,503	[a]	343,870
Rogers	47,180	[a]	5,010,988
ShoreTel	84,600	[a]	490,680
Sonus Networks	125,300	[a]	845,775
Super Micro Computer	28,400	[a]	698,640
Unisys Corp	51,900	[a]	612,420
Viavi Solutions	103,700	[a]	1,164,551
Vishay Intertechnology	205,890		3,366,301
			59,178,341
Telecommunication Services - .6%
ARRIS International	102,380	[a]	2,870,735
CalAmp	28,700	[a]	542,430
Oclaro	82,500	[a]	732,600
Vonage Holdings	106,300	[a]	734,533
			4,880,298
Transportation - 1.4%
Air Transport Services Group	38,900	[a]	927,765
Allegiant Travel	5,000		685,000
Avis Budget Group	87,900	[a]	2,012,031
Danaos	113,801	[a]	159,321
Kirby	16,990	[a]	1,125,588
Landstar System	43,740		3,654,477
Ryder System	23,970		1,592,087
Spirit Airlines	30,380	[a]	1,613,178
YRC Worldwide	43,500	[a]	399,765
			12,169,212
Utilities - 2.5%
ALLETE	107,170		7,865,206
Atlantic Power	258,100	[a]	606,535
Black Hills	18,585		1,292,401
Dynegy	104,820	[a]	866,861
NorthWestern	10,100		625,796
Ormat Technologies	31,050		1,848,096
Portland General Electric	41,960		1,986,386
SJW Group	16,010		769,120

16

Common Stocks - 95.3% (continued)	Shares	Value ($)
Utilities - 2.5% (continued)
Spire	80,244	5,685,287
		21,545,688
Total Common Stocks (cost $675,639,280)		806,593,866
Preferred Stocks - .1%
Utilities - .1%
Dynergy (cost $828,168)	8,100	507,425
Master Limited Partnerships - .3%
Materials - .3%
Ciner Resources LP	71,020	1,917,540
CVR Partners LP	164,000	628,120
Total Master Limited Partnerships (cost $2,884,854)		2,545,660
Total Investments (cost $679,352,302)	95.7%	809,646,951
Cash and Receivables (Net)	4.3%	36,471,330
Net Assets	100.0%	846,118,281

ETF—Exchange-Traded Fund

LP—Limited Partnership

a Non-income producing security.

b Investment in real estate investment trust.

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	13.1
Banks	13.1
Materials	7.2
Technology Hardware & Equipment	7.0
Software & Services	6.4
Commercial & Professional Services	5.5
Semiconductors & Semiconductor Equipment	4.8
Real Estate	4.2
Insurance	3.8
Health Care Equipment & Services	3.7
Diversified Financials	3.3
Energy	3.2
Pharmaceuticals, Biotechnology & Life Sciences	3.1
Utilities	2.6
Consumer Durables & Apparel	2.0
Consumer Services	1.8
Automobiles & Components	1.8
Retailing	1.7
Exchange-Traded Funds	1.7
Media	1.6
Food, Beverage & Tobacco	1.5
Transportation	1.4
Telecommunication Services	.6
Household & Personal Products	.3
Food & Staples Retailing	.3
95.7

† Based on net assets.

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	679,352,302	809,646,951
Cash		38,853,463
Receivable for investment securities sold		1,548,928
Dividends receivable		528,065
Receivable for shares of Common Stock subscribed		258,702
Prepaid expenses		36,374
		850,872,483
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		666,208
Payable for investment securities purchased		3,869,959
Payable for shares of Common Stock redeemed		152,194
Accrued expenses		65,841
		4,754,202
Net Assets ($)		846,118,281
Composition of Net Assets ($):
Paid-in capital		689,595,617
Accumulated undistributed investment income—net		1,267,723
Accumulated net realized gain (loss) on investments		24,960,292
Accumulated net unrealized appreciation (depreciation) on investments		130,294,649
Net Assets ($)		846,118,281

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	981,599	101,270	18,236,509	826,798,903
Shares Outstanding	41,924	4,648	766,964	34,797,664
Net Asset Value Per Share ($)	23.41	21.79	23.78	23.76

See notes to financial statements.

19

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $10,823 foreign taxes withheld at source):	5,541,787
Income from securities lending—Note 1(b)	67,361
Interest	16,966
Total Income	5,626,114
Expenses:
Management fee—Note 3(a)	3,840,488
Custodian fees—Note 3(c)	52,224
Directors’ fees and expenses—Note 3(d)	41,360
Professional fees	36,958
Registration fees	33,314
Shareholder servicing costs—Note 3(c)	12,690
Loan commitment fees—Note 2	9,504
Prospectus and shareholders’ reports	5,926
Distribution fees—Note 3(b)	593
Miscellaneous	24,736
Total Expenses	4,057,793
Less—reduction in expenses due to undertaking—Note 3(a)	(2,434)
Less—reduction in fees due to earnings credits—Note 3(c)	(52,319)
Net Expenses	4,003,040
Investment Income—Net	1,623,074
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	35,928,802
Net unrealized appreciation (depreciation) on investments	(8,858,555)
Net Realized and Unrealized Gain (Loss) on Investments	27,070,247
Net Increase in Net Assets Resulting from Operations	28,693,321

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment income—net	1,623,074	5,610,707
Net realized gain (loss) on investments	35,928,802	2,615,355
Net unrealized appreciation (depreciation) on investments	(8,858,555)	73,045,996
Net Increase (Decrease) in Net Assets Resulting from Operations	28,693,321	81,272,058
Distributions to Shareholders from ($):
Investment income—net:
Class A	(7,955)	(10,849)
Class C	-	(486)
Class I	(90,920)	(163,839)
Class Y	(4,801,162)	(6,023,956)
Net realized gain on investments:
Class A	-	(128,302)
Class C	-	(11,442)
Class I	-	(1,168,278)
Class Y	-	(41,663,842)
Total Distributions	(4,900,037)	(49,170,994)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	248,064	1,024,818
Class C	80,924	83,761
Class I	28,472,325	8,264,635
Class Y	77,451,780	154,636,213
Distributions reinvested:
Class A	7,904	138,319
Class C	-	11,928
Class I	66,130	1,106,332
Class Y	1,003,913	22,051,492
Cost of shares redeemed:
Class A	(2,198,224)	(591,197)
Class C	(129,509)	(103,950)
Class I	(27,310,544)	(13,564,082)
Class Y	(71,940,894)	(182,484,555)
Increase (Decrease) in Net Assets from Capital Stock Transactions	5,751,869	(9,426,286)
Total Increase (Decrease) in Net Assets	29,545,153	22,674,778
Net Assets ($):
Beginning of Period	816,573,128	793,898,350
End of Period	846,118,281	816,573,128
Undistributed investment income—net	1,267,723	4,544,686

21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	10,563	47,423
Shares issued for distributions reinvested	339	7,183
Shares redeemed	(94,941)	(30,854)
Net Increase (Decrease) in Shares Outstanding	(84,039)	23,752
Class C
Shares sold	3,686	4,187
Shares issued for distributions reinvested	-	661
Shares redeemed	(5,932)	(5,383)
Net Increase (Decrease) in Shares Outstanding	(2,246)	(535)
Class Ia
Shares sold	1,201,767	405,648
Shares issued for distributions reinvested	2,792	56,690
Shares redeemed	(1,151,117)	(676,014)
Net Increase (Decrease) in Shares Outstanding	53,442	(213,676)
Class Ya
Shares sold	3,249,234	7,945,166
Shares issued for distributions reinvested	42,413	1,131,218
Shares redeemed	(3,024,093)	(9,034,721)
Net Increase (Decrease) in Shares Outstanding	267,554	41,663

[a]

During the period ended May 31, 2017, 12,660 Class A shares representing $292,138 were exchanged for 12,475 Class I shares, 2,341 Class A shares representing $54,700 were exchanged for 2,309 Class Y shares, 231,151 Class Y shares representing $5,531,593 were exchanged for 231,011 Class I shares and during the period ended November 30, 2016, 123,160 Class Y shares representing $2,483,907 were exchanged for 123,076 Class I shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	22.72	22.02	24.89	26.25	19.62	18.66
Investment Operations:
Investment income—net[a]	.01	.09	.07	.01	.06	.02
Net realized and unrealized gain (loss) on investments	.75	2.02	(.02)	.84	7.57	2.56
Total from Investment Operations	.76	2.11	.05	.85	7.63	2.58
Distributions:
Dividends from investment income—net	(.07)	(.11)	(.00)[b]	(.08)	(.00)[b]	-
Dividends from net realized gain on investments	-	(1.30)	(2.92)	(2.13)	(1.00)	(1.62)
Total Distributions	(.07)	(1.41)	(2.92)	(2.21)	(1.00)	(1.62)
Net asset value, end of period	23.41	22.72	22.02	24.89	26.25	19.62
Total Return (%)[c]	3.37[d]	10.72	.01	3.35	40.73	15.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29[e]	1.30	1.29	1.31	1.33	1.40
Ratio of net expenses to average net assets	1.27[e]	1.30	1.29	1.30	1.30	1.36
Ratio of net investment income to average net assets	.08[e]	.44	.31	.02	.25	.12
Portfolio Turnover Rate	43.79[d]	66.57	65.39	104.22	68.30	74.74
Net Assets, end of period ($ x 1,000)	982	2,862	2,250	2,015	1,516	889

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.15	20.68	23.70	25.19	19.00	18.25
Investment Operations:
Investment (loss)—net[a]	(.07)	(.07)	(.09)	(.20)	(.10)	(.12)
Net realized and unrealized gain (loss) on investments	.71	1.90	(.01)	.84	7.29	2.49
Total from Investment Operations	.64	1.83	(.10)	.64	7.19	2.37
Distributions:
Dividends from investment income—net	-	(.06)	–	–	–	–
Dividends from net realized gain on investments	-	(1.30)	(2.92)	(2.13)	(1.00)	(1.62)
Total Distributions	-	(1.36)	(2.92)	(2.13)	(1.00)	(1.62)
Net asset value, end of period	21.79	21.15	20.68	23.70	25.19	19.00
Total Return (%)[b]	3.03[c]	9.94	(.72)	2.60	39.69	14.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.27[d]	2.33	2.42	2.22	2.16	2.15
Ratio of net expenses to average net assets	2.04[d]	2.05	2.04	2.05	2.06	2.12
Ratio of net investment (loss) to average net assets	(.70)[d]	(.39)	(.47)	(.83)	(.48)	(.64)
Portfolio Turnover Rate	43.79[c]	66.57	65.39	104.22	68.30	74.74
Net Assets, end of period ($ x 1,000)	101	146	154	55	231	165

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

24

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	23.09	22.36	25.22	26.55	19.84	18.83
Investment Operations:
Investment income—net[a]	.04	.15	.14	.08	.14	.10
Net realized and unrealized gain (loss) on investments	.78	2.06	(.03)	.87	7.65	2.57
Total from Investment Operations	.82	2.21	.11	.95	7.79	2.67
Distributions:
Dividends from investment income—net	(.13)	(.18)	(.05)	(.15)	(.08)	(.04)
Dividends from net realized gain on investments	-	(1.30)	(2.92)	(2.13)	(1.00)	(1.62)
Total Distributions	(.13)	(1.48)	(2.97)	(2.28)	(1.08)	(1.66)
Net asset value, end of period	23.78	23.09	22.36	25.22	26.55	19.84
Total Return (%)	3.56[b]	11.09	.26	3.72	41.27	15.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[c]	.99	.97	.95	.95	.99
Ratio of net expenses to average net assets	1.00[c]	.99	.97	.95	.95	.99
Ratio of net investment income to average net assets	.30[c]	.75	.62	.31	.60	.52
Portfolio Turnover Rate	43.79[b]	66.57	65.39	104.22	68.30	74.74
Net Assets, end of period ($ x 1,000)	18,237	16,478	20,731	20,403	706,606	429,732

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	23.08	22.35	25.21	26.54	22.76
Investment Operations:
Investment income—net[b]	.05	.16	.15	.12	.02
Net realized and unrealized gain (loss) on investments	.77	2.06	(.03)	.83	3.76
Total from Investment Operations	.82	2.22	.12	.95	3.78
Distributions:
Dividends from investment income—net	(.14)	(.19)	(.06)	(.15)	-
Dividends from net realized gain on investments	-	(1.30)	(2.92)	(2.13)	-
Total Distributions	(.14)	(1.49)	(2.98)	(2.28)	-
Net asset value, end of period	23.76	23.08	22.35	25.21	26.54
Total Return (%)	3.55[c]	11.13	.31	3.71	16.61[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.95	.95	.95	1.01[d]
Ratio of net expenses to average net assets	.94[d]	.95	.95	.95	.99[d]
Ratio of net investment income to average net assets	.388[d]	.79	.65	.45	.07[d]
Portfolio Turnover Rate	43.79[c]	66.57	65.39	104.22	68.30
Net Assets, end of period ($ x 1,000)	826,799	797,087	770,763	747,120	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Value Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Siegel and Walmsley, LLC (“TS&W”), Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), Channing Capital Management, LLC (“Channing”) and Eastern Shore Capital Management (“Eastern Shore”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

Effective May 1, 2017, the Company’s Board of Directors (the “Board”) voted to terminate the fund’s sub-investment advisory agreement with Lombardia Capital Partners, LLC.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 400 million to 500 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

28

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	784,459,951	-	-	784,459,951
Equity Securities - Domestic Preferred Stocks†	507,425	-	-	507,425
Equity Securities - Foreign Common Stocks†	7,481,151	-	-	7,481,151
Exchange-Traded Funds	14,652,764	-	-	14,652,764
Master Limited Partnerships†	2,545,660	-	-	2,545,660

† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at

30

origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2017, The Bank of New York Mellon earned $15,178 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2017 were as follows:

Affiliated Investment Company	Value 11/30/2016 ($)	Purchases ($)	Sales ($)	Value 05/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	44,491,930	112,261,543	156,753,473	-	-

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $3,359,440 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: ordinary income $10,935,881 and long-term capital gains $38,235,113. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2017, the fund did not borrow under the Facilities.

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NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2016 through March 31, 2018, for Class A, Class C and Class I shares and from April 1, 2017 through April 1, 2018 for Class Y shares, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b- 1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. Dreyfus had contractually agreed, from December 1, 2016 through March 31, 2017, for Class Y shares to waive receipt of its fees and/or assume the direct expenses of Class Y shares so that the expenses of Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .95% of the value of Class Y shares average daily net assets. The reduction in expenses, pursuant to the undertakings, amounted to $2,434 during the period ended May 31, 2017.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate sub-investment advisory agreements between Dreyfus and TS&W, Walthausen, Neuberger Berman, Kayne, Channing and Eastern Shore, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended May 31, 2017, the Distributor retained $1 from commissions earned on sales of the fund’s Class A shares and $44 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2017, Class C shares were charged $593 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2017, Class A and Class C shares were charged $2,214 and $198, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $2,160 for transfer agency services and $95 for cash management services.

34

These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $95.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $52,224 pursuant to the custody agreement. These fees were offset by earnings credits of $52,224.

During the period ended May 31, 2017, the fund was charged $12,740 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $656,499, Distribution Plan fees $65, Shareholder Services Plan fees $245, Chief Compliance Officer fees $10,617 and transfer agency fees $1,000, which are offset against an expense reimbursement currently in effect in the amount of $2,218.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2017, amounted to $357,672,599 and $357,065,406, respectively.

At May 31, 2017, accumulated net unrealized appreciation on investments was $130,294,649, consisting of $159,324,258 gross unrealized appreciation and $29,029,609 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

35

NOTES

36

NOTES

37

For More Information

Dreyfus Select Managers Small Cap Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Portfolio Allocation Manager

EACM Advisors LLC
200 Connecticut Avenue
Norwalk, CT 06854-1958

Sub-Investment Advisers

Thompson, Siegel and Walmsley, LLC
6806 Paragon Place, Suite 300
Richmond, VA 23230

Walthausen & Co., LLC
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

Neuberger Berman Investment Advisers, LLC
605 Third Avenue
New York, NY 10158

Kayne Anderson Rudnick Investment
Management, LLC
1800 Avenue of the Stars, Second Floor
Los Angeles, CA 90067

Channing Capital Management, LLC
10 South LaSalle Street
Suite 2401
Chicago, IL 60633

Eastern Shore Capital Management
18 Sewall Street
Marblehead, MA 01945

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	ClassA: DMVAX Class C: DMECX Class I: DMVIX Class Y: DMVYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6246SA0517

Dreyfus U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus U.S. Equity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by portfolio managers Charlie Macquaker, Roy Leckie, Jane Henderson, and Rodger Nisbet of Walter Scott & Partners Limited (Walter Scott), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 11.93%, Class C shares returned 11.48%, Class I shares returned 12.11%, and Class Y shares returned 12.10%.1 In comparison, the fund’s benchmark, the MSCI USA Index (the “Index”), achieved a return of 10.55% over the same period.2

U.S. stocks gained ground amid expectations of greater economic growth and more business-friendly policies from a new presidential administration. Our security selection and sector allocation strategies enabled the fund to produce higher returns than its benchmark.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks of companies that are located in the United States. When selecting stocks, Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Research Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Market capitalization and sector allocations are results of, not part of, the investment process because the Research Team’s sole focus is on the analysis of and investment in individual companies.

Improved Economic Outlook Bolstered U.S. Stocks

U.S. stocks rallied strongly in the wake of the 2016 presidential election in anticipation of lower corporate taxes, reduced regulatory constraints on businesses, and increased infrastructure spending. The rally at the time was led by financial stocks, information technology companies, and many of the more economically sensitive companies in the industrials and materials sectors. In contrast, traditionally defensive consumer staples stocks and high-yielding equities in the telecommunication services, real estate, and utilities sectors generally lagged market averages.

Equities continued to gain value over the first five months of 2017, with better-than-expected corporate earnings and encouraging economic data driving several broad U.S. market indices, including the Index, to record highs. While some disappointing macroeconomic data and concerns about the new administration’s ability to implement its business-friendly policies slowed the pace of the market’s advance in the spring, most broad market indices ended the reporting period with double-digit gains.

Favorable Stock Picks Bolstered Fund Results

The fund’s strong gains compared to the Index were driven, in part, by successful security selections in the health care sector. In fact, health care stocks comprised three of the fund’s top five holdings: U.S. medical devices maker C.R. Bard gained substantial value after receiving an acquisition offer from a global medical technology company; U.S. surgical systems producer Intuitive Surgical saw greater adoption of its minimally invasive technologies; and precision instruments supplier Mettler-Toledo International achieved higher profit margins in a strong

3

DISCUSSION OF FUND PERFORMANCE (continued)

pricing environment. The fund also fared well in the information technology sector, where laser specialist IPG Photonics reported rapid earnings growth stemming from technological advances and lower costs. Meanwhile, software developer Adobe Systems continued to achieve higher earnings through a shift to cloud computing and a subscription-based sales model. In other areas, chemicals producer FMC advanced strongly when investors responded positively to its acquisition of agricultural assets from a competitor.

Disappointments during the reporting period included several energy companies. Oil services providers Halliburton and Schlumberger were hurt by higher costs, lower oil prices, and relatively weak participation in domestic shale oil-and-gas projects. Despite generally sound business fundamentals, exploration-and-production company Occidental Petroleum also struggled with soft commodity prices. In the industrials sector, industrial supplies distributor W.W. Grainger gave back some of its post-election gains. Among consumer discretionary companies, retailer Tractor Supply encountered lower customer demand stemming from mild winter weather and sluggishness in local markets that tend to be sensitive to fluctuating energy prices. Energy producer EOG Resources also ranked among the greater detractors from the fund’s relative performance, as did lack of exposure to consumer electronics giant Apple.

An Unwavering Focus on High-Quality Companies

Our long-term investment approach steers clear of political and economic predictions in order to remain undistracted by the inevitable market volatility that accompanies near-term uncertainty. Rather, we look for individual companies across market sectors and national borders with common characteristics: strategically agile market leaders with the expected growth, margin structures, and financial resources to deliver potentially meaningful returns over the long term.

As of the reporting period’s end, we believe our bottom-up investment process has identified an ample number of high-quality, fundamentally strong opportunities in the materials, health care, and information technology sectors, but we have found relatively few companies meeting our investment criteria in the financials sector and, to a lesser degree, in the consumer staples, utilities, and real estate sectors.

June 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.08	$10.02	$4.39	$4.23
Ending value (after expenses)	$1,119.30	$1,114.80	$1,121.10	$1,121.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.79	$9.55	$4.18	$4.03
Ending value (after expenses)	$1,019.20	$1,015.46	$1,020.79	$1,020.94

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .83% for Class I and .80% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Capital Goods - 8.8%
Donaldson	114,900	[a]	5,510,604
Emerson Electric	186,900		11,049,528
Fastenal	214,200		9,247,014
Flowserve	210,500	[a]	10,209,250
Toro	139,200		9,533,808
			45,550,204
Consumer Durables & Apparel - 1.8%
NIKE, Cl. B	178,900		9,479,911
Consumer Services - 4.0%
McDonald's	65,700		9,913,473
Starbucks	167,300		10,641,953
			20,555,426
Energy - 7.7%
EOG Resources	122,720		11,082,843
Halliburton	103,800		4,690,722
Occidental Petroleum	150,300		8,857,179
Pioneer Natural Resources	28,700		4,788,882
Schlumberger	147,150		10,240,169
			39,659,795
Health Care Equipment & Services - 12.0%
Cerner	166,200	[b]	10,861,170
Edwards Lifesciences	54,300	[b]	6,248,301
Henry Schein	29,900	[b]	5,500,703
Intuitive Surgical	14,000	[b]	12,805,520
ResMed	107,100	[a]	7,614,810
Stryker	75,400		10,779,184
Varian Medical Systems	85,600	[a,b]	8,476,112
			62,285,800
Household & Personal Products - 5.1%
Colgate-Palmolive	146,500		11,186,740
Estee Lauder, Cl. A	163,300		15,373,062
			26,559,802
Materials - 11.8%
Ecolab	88,100		11,703,204
FMC	177,800		13,400,786
International Flavors & Fragrances	75,900		10,465,851
Monsanto	113,500		13,327,170

6

Common Stocks - 99.0% (continued)	Shares		Value ($)
Materials - 11.8% (continued)
Praxair	90,300		11,945,787
			60,842,798
Media - 2.6%
Walt Disney	124,000		13,384,560
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
Biogen	37,300	[b]	9,241,821
Celgene	89,100	[b]	10,193,931
Gilead Sciences	106,300		6,897,807
Johnson & Johnson	88,400		11,337,300
Mettler-Toledo International	19,200	[b]	11,189,952
			48,860,811
Retailing - 4.4%
O'Reilly Automotive	19,400	[b]	4,696,352
The TJX Companies	131,500		9,890,115
Tractor Supply	146,300		8,068,445
			22,654,912
Software & Services - 20.3%
Adobe Systems	74,700	[b]	10,596,942
Alphabet, Cl. C	16,306	[b]	15,733,007
Automatic Data Processing	94,900		9,714,913
Cognizant Technology Solutions, Cl. A	176,400		11,802,924
Jack Henry & Associates	90,400		9,601,384
Manhattan Associates	109,900	[b]	5,147,716
Mastercard, Cl. A	81,800		10,051,584
Microsoft	147,200		10,280,448
Oracle	273,400		12,409,626
Paychex	159,000		9,417,570
			104,756,114
Technology Hardware & Equipment - 9.3%
Amphenol, Cl. A	125,500		9,362,300
Cisco Systems	368,500		11,618,805
IPG Photonics	108,100	[a,b]	15,030,224
TE Connectivity	152,000		11,985,200
			47,996,529
Transportation - 1.8%
Expeditors International of Washington	173,300	[a]	9,250,754
Total Common Stocks (cost $328,982,327)			511,837,416

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,795,922)	5,795,922	[c]	5,795,922
Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $38,971)	38,971	[c]	38,971
Total Investments (cost $334,817,220)	100.1%		517,672,309
Liabilities, Less Cash and Receivables	(.1%)		(261,832)
Net Assets	100.0%		517,410,477

a Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $25,643,330 and the value of the collateral held by the fund was $26,018,286, consisting of cash collateral of $38,971 and U.S. Government & Agency securities valued at $25,979,315.

b Non-income producing security.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	20.3
Health Care Equipment & Services	12.0
Materials	11.8
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Technology Hardware & Equipment	9.3
Capital Goods	8.8
Energy	7.7
Household & Personal Products	5.1
Retailing	4.4
Consumer Services	4.0
Media	2.6
Consumer Durables & Apparel	1.8
Transportation	1.8
Money Market Investments	1.1
100.1

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,643,330)—Note 1(b):
Unaffiliated issuers	328,982,327	511,837,416
Affiliated issuers	5,834,893	5,834,893
Cash		139,670
Dividends and securities lending income receivable		635,092
Receivable for shares of Common Stock subscribed		150,811
Prepaid expenses		46,849
		518,644,731
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		348,192
Payable for shares of Common Stock redeemed		802,051
Liability for securities on loan—Note 1(b)		38,971
Accrued expenses		45,040
		1,234,254
Net Assets ($)		517,410,477
Composition of Net Assets ($):
Paid-in capital		299,423,043
Accumulated undistributed investment income—net		1,705,223
Accumulated net realized gain (loss) on investments		33,427,122
Accumulated net unrealized appreciation (depreciation) on investments		182,855,089
Net Assets ($)		517,410,477

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	929,139	198,636	17,366,363	498,916,339
Shares Outstanding	49,398	11,139	919,896	26,435,256
Net Asset Value Per Share ($)	18.81	17.83	18.88	18.87

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,719,238
Affiliated issuers	23,724
Income from securities lending—Note 1(b)	13,325
Total Income	3,756,287
Expenses:
Management fee—Note 3(a)	1,885,269
Professional fees	30,721
Registration fees	30,209
Directors’ fees and expenses—Note 3(d)	26,171
Custodian fees—Note 3(c)	12,482
Shareholder servicing costs—Note 3(c)	5,964
Loan commitment fees—Note 2	5,510
Prospectus and shareholders’ reports	5,142
Distribution fees—Note 3(b)	870
Miscellaneous	13,031
Total Expenses	2,015,369
Less—reduction in expenses due to undertaking—Note 3(a)	(460)
Less—reduction in fees due to earnings credits—Note 3(c)	(110)
Net Expenses	2,014,799
Investment Income—Net	1,741,488
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	33,433,537
Net unrealized appreciation (depreciation) on investments	22,265,741
Net Realized and Unrealized Gain (Loss) on Investments	55,699,278
Net Increase in Net Assets Resulting from Operations	57,440,766

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment income—net	1,741,488	4,067,617
Net realized gain (loss) on investments	33,433,537	37,680,493
Net unrealized appreciation (depreciation) on investments	22,265,741	(3,553,952)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,440,766	38,194,158
Distributions to Shareholders from ($):
Investment income—net:
Class A	(9,256)	(7,798)
Class I	(123,718)	(220,904)
Class Y	(3,968,104)	(4,980,997)
Net realized gain on investments:
Class A	(130,194)	(190,342)
Class C	(21,301)	(47,751)
Class I	(1,188,426)	(3,049,661)
Class Y	(36,342,626)	(67,524,458)
Total Distributions	(41,783,625)	(76,021,911)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	34,871	697,049
Class C	2,957	26,944
Class I	5,075,738	13,494,241
Class Y	28,817,605	80,700,160
Distributions reinvested:
Class A	133,209	185,889
Class C	18,344	42,964
Class I	1,099,360	2,875,955
Class Y	21,766,739	40,176,663
Cost of shares redeemed:
Class A	(1,011,727)	(450,852)
Class C	(93,223)	(121,998)
Class I	(6,249,249)	(28,404,074)
Class Y	(52,750,874)	(144,698,613)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(3,156,250)	(35,475,672)
Total Increase (Decrease) in Net Assets	12,500,891	(73,303,425)
Net Assets ($):
Beginning of Period	504,909,586	578,213,011
End of Period	517,410,477	504,909,586
Undistributed investment income—net	1,705,223	4,064,813

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,992	39,493
Shares issued for distributions reinvested	7,864	11,246
Shares redeemed	(57,505)	(26,979)
Net Increase (Decrease) in Shares Outstanding	(47,649)	23,760
Class C
Shares sold	183	1,634
Shares issued for distributions reinvested	1,138	2,716
Shares redeemed	(5,506)	(7,409)
Net Increase (Decrease) in Shares Outstanding	(4,185)	(3,059)
Class Ia
Shares sold	282,888	785,247
Shares issued for distributions reinvested	64,706	173,669
Shares redeemed	(343,497)	(1,585,202)
Net Increase (Decrease) in Shares Outstanding	4,097	(626,286)
Class Ya
Shares sold	1,601,587	4,703,752
Shares issued for distributions reinvested	1,281,905	2,427,593
Shares redeemed	(2,906,400)	(8,128,733)
Net Increase (Decrease) in Shares Outstanding	(22,908)	(997,388)

[a]

During the period ended May 31, 2017, 3,016 Class A shares representing $55,003 were exchanged for 3,006 Class I shares, 211,301 Class Y shares representing $3,802,964 were exchanged for 211,235 Class I shares and during the period ended November 30, 2016, 130,448 Class Y shares representing $2,279,496 were exchanged for 130,526 Class I shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	18.29	19.77	20.70	19.67	15.45	14.20
Investment Operations:
Investment income—net[a]	.03	.08	.08	.10	.08	.08
Net realized and unrealized gain (loss) on investments	1.99	1.18	.01[b]	1.08	4.25	1.17
Total from Investment Operations	2.02	1.26	.09	1.18	4.33	1.25
Distributions:
Dividends from investment income—net	(.10)	(.11)	(.08)	(.07)	(.11)	-
Dividends from net realized gain on investments	(1.40)	(2.63)	(.94)	(.08)	-	-
Total Distributions	(1.50)	(2.74)	(1.02)	(.15)	(.11)	-
Net asset value, end of period	18.81	18.29	19.77	20.70	19.67	15.45
Total Return (%)[c]	11.93[d]	7.85	.50	6.02	28.20	8.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18[e]	1.17	1.16	1.16	1.15	1.22
Ratio of net expenses to average net assets	1.15[e]	1.15	1.14	1.14	1.14	1.22
Ratio of net investment income to average net assets	.36[e]	.46	.41	.48	.48	.57
Portfolio Turnover Rate	7.74[d]	5.31	13.81	12.14	7.13	5.73
Net Assets, end of period ($ x 1,000)	929	1,775	1,449	2,071	2,446	1,810

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.38	18.94	19.93	19.04	14.97	13.88
Investment Operations:
Investment (loss)—net[a]	(.03)	(.05)	(.07)	(.05)	(.06)	(.05)
Net realized and unrealized gain (loss) on investments	1.88	1.12	.02[b]	1.03	4.13	1.14
Total from Investment Operations	1.85	1.07	(.05)	.98	4.07	1.09
Distributions:
Dividends from investment income—net	-	-	-	(.01)	-	-
Dividends from net realized gain on investments	(1.40)	(2.63)	(.94)	(.08)	-	-
Total Distributions	(1.40)	(2.63)	(.94)	(.09)	-	-
Net asset value, end of period	17.83	17.38	18.94	19.93	19.04	14.97
Total Return (%)[c]	11.48[d]	7.03	(.29)	5.23	27.19	7.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.16[e]	2.11	2.04	1.94	2.02	2.08
Ratio of net expenses to average net assets	1.90[e]	1.90	1.90	1.88	1.93	2.08
Ratio of net investment (loss) to average net assets	(.40)[e]	(.29)	(.35)	(.26)	(.34)	(.33)
Portfolio Turnover Rate	7.74[d]	5.31	13.81	12.14	7.13	5.73
Net Assets, end of period ($ x 1,000)	199	266	348	522	1,016	278

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	18.37	19.88	20.82	19.77	15.51	14.27
Investment Operations:
Investment income—net[a]	.06	.14	.15	.16	.14	.14
Net realized and unrealized gain (loss) on investments	2.00	1.17	.02[b]	1.09	4.27	1.17
Total from Investment Operations	2.06	1.31	.17	1.25	4.41	1.31
Distributions:
Dividends from investment income—net	(.15)	(.19)	(.17)	(.12)	(.15)	(.07)
Dividends from net realized gain on investments	(1.40)	(2.63)	(.94)	(.08)	-	-
Total Distributions	(1.55)	(2.82)	(1.11)	(.20)	(.15)	(.07)
Net asset value, end of period	18.88	18.37	19.88	20.82	19.77	15.51
Total Return (%)	12.11[c]	8.15	.88	6.37	28.75	9.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[d]	.83	.80	.78	.79	.80
Ratio of net expenses to average net assets	.83[d]	.83	.80	.78	.79	.80
Ratio of net investment income to average net assets	.66[d]	.80	.75	.77	.81	.95
Portfolio Turnover Rate	7.74[c]	5.31	13.81	12.14	7.13	5.73
Net Assets, end of period ($ x 1,000)	17,366	16,824	30,654	34,278	817,867	535,019

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	18.37	19.88	20.82	19.76	17.41
Investment Operations:
Investment income—net[b]	.06	.14	.15	.20	.06
Net realized and unrealized gain (loss) on investments	1.99	1.17	.02[c]	1.06	2.29
Total from Investment Operations	2.05	1.31	.17	1.26	2.35
Distributions:
Dividends from investment income—net	(.15)	(.19)	(.17)	(.12)	-
Dividends from net realized gain on investments	(1.40)	(2.63)	(.94)	(.08)	-
Total Distributions	(1.55)	(2.82)	(1.11)	(.20)	-
Net asset value, end of period	18.87	18.37	19.88	20.82	19.76
Total Return (%)	12.10[d]	8.18	.89	6.43	13.50[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[e]	.80	.79	.79	.76[e]
Ratio of net expenses to average net assets	.80[e]	.80	.79	.79	.76[e]
Ratio of net investment income to average net assets	.70[e]	.81	.76	1.03	.78[e]
Portfolio Turnover Rate	7.74[d]	5.31	13.81	12.14	7.13
Net Assets, end of period ($ x 1,000)	498,916	486,044	545,762	749,348	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. Effective June 5, 2017, the fund reopened to new investors.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 400 million to 500 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	511,837,416	-	-	511,837,416
Registered Investment Companies	5,834,893	-	-	5,834,893

† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2017, The Bank of New York Mellon earned $2,968 from lending portfolio securities, pursuant to the securities lending agreement.

20

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2017 were as follows:

Affiliated Investment Company	Value 11/30/2016 ($)	Purchases ($)	Sales ($)	Value 5/31/2017($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	10,509,444	45,667,396	50,380,918	5,795,922	1.1
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	15,847,098	49,627,797	65,435,924	38,971.0
Total	26,356,542	95,295,193	115,816,842	5,834,893	1.1

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: ordinary income $7,389,529 and long-term capital gains $68,632,382. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2016 through March 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $460 during the period ended May 31, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

22

period ended May 31, 2017, Class C shares were charged $870 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2017, Class A and Class C shares were charged $1,513 and $290, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $1,818 for transfer agency services and $80 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $78.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $12,482 pursuant to the custody agreement. These fees were partially offset by earnings credits of $32.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $327,149, Distribution Plan fees $133, Shareholder Services Plan fees $241,

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custodian fees $15,125, Chief Compliance Officer fees $4,826 and transfer agency fees $788, which are offset against an expense reimbursement currently in effect in the amount of $70.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2017, amounted to $38,335,491 and $77,632,913, respectively.

At May 31, 2017, accumulated net unrealized appreciation on investments was $182,855,089, consisting of $198,077,131 gross unrealized appreciation and $15,222,042 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

NOTES

25

For More Information

Dreyfus U.S. Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPUAX Class C: DPUCX Class I: DPUIX Class Y: DPUYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6011SA0517

Global Stock Fund

SEMIANNUAL REPORT May 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Global Stock Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson, and Rodger Nisbet, the four members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, Global Stock Fund’s Class A shares achieved a total return of 14.01%, Class C shares returned 13.63%, Class I shares returned 14.20%, and Class Y shares returned 14.25%.1 For the same period, the fund’s benchmark, the MSCI World Index (the “Index”), achieved a total return of 12.87%.2

Global stocks gained ground amid improving economic data and expectations of more business-friendly policies from a new U.S. presidential administration. Our security selection and resulting sector weights enabled the fund to produce higher returns than its benchmark.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks. The fund normally invests primarily in companies located in the world’s developed markets. The firm focuses on individual stock selection through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Research Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are results of, not part of, the investment process because the Research Team’s sole focus is on the analysis of and investment in individual companies.

Improved Economic Outlook Bolstered International Stocks

Global equities generally fared well over the reporting period in anticipation of higher levels of global economic growth stemming in part from more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government. Improved investor sentiment sparked a market rally that drove the Index higher during every month from December 2016 through the end of the reporting period.

In addition, central banks in Europe and Japan have maintained accommodative monetary policies, which are expected to provide further support to international economies that already have shown signs of recovering from an extended period of sluggishness. In Europe, financial markets were further buoyed by reassuringly mainstream election results in the Netherlands and France. Japanese equities benefited from a return to positive bond yields, which supported earnings for the country’s financial institutions. Meanwhile, in the United States, the unemployment rate fell to multi-year lows.

Favorable Stock Picks Bolstered Fund Results

Although the fund lagged the Index during December 2016 due to changing investor sentiment after the U.S. election, better relative performance over the first five months of 2017 enabled it to outperform the Index for the reporting period overall. Substantially underweighted exposure to financial stocks and overweighted positions in the information technology sector proved helpful, as did strong stock selections in the health care, financials, consumer staples, and materials sectors.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Three health care companies ranked among the fund’s top five holdings. U.S. medical devices maker C.R. Bard gained substantial value after receiving an acquisition offer from a global medical technology company, and U.S. surgical systems producer Intuitive Surgical saw greater adoption of its minimally invasive technologies. Australian biotherapeutics developer CSL benefited from greater pricing power due to supply constraints in the blood plasma market. In the information technology sector, U.S. software developer Adobe Systems continued to boost earnings through a shift to cloud computing and a subscription-based sales model. Among consumer discretionary companies, luxury goods purveyor LVMH Moet Hennessy Louis Vuitton reported strong sales and earnings, and investors responded positively to its full acquisition of Christian Dior. In Japan, manufacturer Keyence was a top contributor to the fund’s relative results.

Disappointments during the reporting period included several U.S. holdings. Energy producer EOG Resources struggled with declining oil prices, oil services provider Schlumberger was hurt by higher costs, and retailer Tractor Supply encountered lower customer demand stemming from mild winter weather and sluggishness in local markets that tend to be sensitive to fluctuating energy prices. Also in the United States, industrial supplies distributor W.W. Grainger gave back some of its post-election gains. Chinese energy producer CNOOC also ranked among the greater detractors from the fund’s relative performance, as did lack of exposure to U.S. consumer electronics giant Apple.

An Unwavering Focus on High-Quality Companies

Our long-term investment approach steers clear of political and economic predictions in order to remain undistracted by the inevitable market volatility that accompanies near-term uncertainty. Rather, we look for individual companies across market sectors and national borders with common characteristics: strategically agile market leaders with the expected growth, margin structures, and financial resources to deliver potentially meaningful returns over the long term.

It is encouraging that our bottom-up, buy-and-hold strategy continues to identify what we believe is a number of high-quality, fundamentally strong opportunities across sectors that include materials, health care, and information technology. However, as has traditionally been the case, our rigorous, and consistently applied, investment process has long steered the team away from financial stocks due to the opaque nature of their reporting.

June 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.56	$10.65	$5.34	$4.81
Ending value (after expenses)	$1,140.10	$1,136.30	$1,142,00	$1,142.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.19	$10.05	$5.04	$4.53
Ending value (after expenses)	$1,018.80	$1,014.96	$1,019.95	$1,020.44

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 2.00% for Class C, 1.00% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

Common Stocks - 98.0%	Shares	Value ($)
Australia - 2.1%
CSL	302,800	29,089,769
Canada - 2.1%
Suncor Energy	909,300	28,460,010
China - 1.8%
CNOOC	21,769,000	24,862,734
Denmark - 2.2%
Novo Nordisk, Cl. B	706,800	30,037,759
France - 6.4%
Essilor International	208,400	27,706,602
L'Oreal	131,600	28,154,911
LVMH Moet Hennessy Louis Vuitton	125,700	32,074,900
		87,936,413
Hong Kong - 7.8%
AIA Group	5,329,000	37,783,171
China Mobile	2,255,000	25,016,811
CLP Holdings	1,301,000	14,224,509
Hong Kong & China Gas	14,087,263	30,117,715
		107,142,206
Japan - 7.6%
Denso	512,700	21,855,140
FANUC	149,100	29,308,415
Keyence	73,914	33,576,644
Shin-Etsu Chemical	222,300	19,935,744
		104,675,943
Spain - 2.7%
Industria de Diseno Textil	890,900	36,424,028
Sweden - 1.2%
Hennes & Mauritz, Cl. B	636,700	15,859,994
Switzerland - 7.8%
Nestle	320,400	27,340,932
Novartis	363,000	29,720,613
Roche Holding	107,500	29,501,316
SGS	8,700	20,704,662
		107,267,523
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing, ADR	914,100	32,322,576

6

Common Stocks - 98.0% (continued)	Shares		Value ($)
United Kingdom - 5.3%
Compass Group	1,395,000		30,016,234
Experian	698,400		14,559,561
Reckitt Benckiser Group	271,700		27,788,574
			72,364,369
United States - 48.6%
Adobe Systems	213,500	[a]	30,287,110
Alphabet, Cl. C	31,197	[a]	30,100,737
Amphenol, Cl. A	362,800		27,064,880
Automatic Data Processing	244,700		25,049,939
Cerner	419,400	[a]	27,407,790
Cisco Systems	804,500		25,365,885
Cognizant Technology Solutions, Cl. A	507,900		33,983,589
Colgate-Palmolive	358,100		27,344,516
Edwards Lifesciences	133,700	[a]	15,384,859
EOG Resources	341,000		30,795,710
Fastenal	381,900		16,486,623
Gilead Sciences	262,000		17,001,180
Intuitive Surgical	37,300	[a]	34,117,564
Johnson & Johnson	221,700		28,433,025
Mastercard, Cl. A	232,600		28,581,888
Microsoft	389,900		27,230,616
NIKE, Cl. B	497,100		26,341,329
Oracle	674,400		30,611,016
Praxair	217,500		28,773,075
Schlumberger	351,600		24,467,844
Starbucks	468,116		29,776,859
Stryker	202,300		28,920,808
The TJX Companies	338,400		25,451,064
Tractor Supply	264,100		14,565,115
Walt Disney	280,300		30,255,582
			663,798,603
Total Common Stocks (cost $862,355,593)			1,340,241,927

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $20,165,506)	20,165,506	[b]	20,165,506
Total Investments (cost $882,521,099)	99.5%		1,360,407,433
Cash and Receivables (Net)	.5%		6,598,513
Net Assets	100.0%		1,367,005,946

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.7
Health Care	21.8
Consumer Discretionary	19.2
Consumer Staples	8.1
Energy	7.9
Industrials	5.9
Materials	3.6
Utilities	3.2
Financials	2.8
Telecommunication Services	1.8
Money Market Investment	1.5
99.5

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS May 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Sales:
National Australia Bank
Japanese Yen,
Expiring
6/1/2017	27,685,800	249,399	249,985	(586)
Gross Unrealized Depreciation				(586)

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	862,355,593	1,340,241,927
Affiliated issuers	20,165,506	20,165,506
Cash		478,825
Cash denominated in foreign currency	1,018,807	1,018,508
Receivable for shares of Common Stock subscribed		3,905,116
Dividends receivable		2,922,693
Prepaid expenses		69,291
		1,368,801,866
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,097,270
Payable for shares of Common Stock redeemed		409,208
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		586
Accrued expenses		288,856
		1,795,920
Net Assets ($)		1,367,005,946
Composition of Net Assets ($):
Paid-in capital		851,930,855
Accumulated undistributed investment income—net		5,757,730
Accumulated net realized gain (loss) on investments		31,400,329
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		477,917,032
Net Assets ($)		1,367,005,946

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	24,291,862	13,199,436	997,582,195	331,932,453
Shares Outstanding	1,227,683	684,780	49,786,194	16,583,743
Net Asset Value Per Share ($)	19.79	19.28	20.04	20.02

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $906,726 foreign taxes withheld at source):
Unaffiliated issuers	12,254,579
Affiliated issuers	70,025
Interest	8,819
Total Income	12,333,423
Expenses:
Management fee—Note 3(a)	5,517,077
Shareholder servicing costs—Note 3(c)	521,709
Custodian fees—Note 3(c)	133,150
Directors’ fees and expenses—Note 3(d)	73,234
Professional fees	53,455
Distribution fees—Note 3(b)	48,663
Registration fees	37,654
Prospectus and shareholders’ reports	16,908
Loan commitment fees—Note 2	13,273
Interest expense—Note 2	2,575
Miscellaneous	19,032
Total Expenses	6,436,730
Less—reduction in fees due to earnings credits—Note 3(c)	(323)
Net Expenses	6,436,407
Investment Income—Net	5,897,016
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	36,653,643
Net realized gain (loss) on forward foreign currency exchange contracts	(94,091)
Net Realized Gain (Loss)	36,559,552
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	130,580,741
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(16,275)
Net Unrealized Appreciation (Depreciation)	130,564,466
Net Realized and Unrealized Gain (Loss) on Investments	167,124,018
Net Increase in Net Assets Resulting from Operations	173,021,034

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment income—net	5,897,016	10,995,368
Net realized gain (loss) on investments	36,559,552	(759,105)
Net unrealized appreciation (depreciation) on investments	130,564,466	28,553,134
Net Increase (Decrease) in Net Assets Resulting from Operations	173,021,034	38,789,397
Distributions to Shareholders from ($):
Investment income—net:
Class A	(172,872)	(438,302)
Class C	-	(36,094)
Class I	(7,719,465)	(10,906,960)
Class Y	(2,610,134)	(4,669,733)
Net realized gain on investments:
Class A	(118,731)	(3,430,412)
Class C	(47,239)	(1,311,795)
Class I	(3,193,028)	(65,367,007)
Class Y	(1,041,055)	(26,983,433)
Total Distributions	(14,902,524)	(113,143,736)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,354,776	2,864,385
Class C	336,481	903,677
Class I	63,441,236	202,288,744
Class Y	14,952,678	20,153,093
Distributions reinvested:
Class A	265,488	3,728,958
Class C	37,479	1,047,099
Class I	10,622,378	73,816,805
Class Y	1,510,206	16,949,728
Cost of shares redeemed:
Class A	(15,518,773)	(12,712,398)
Class C	(2,045,822)	(3,978,852)
Class I	(106,751,927)	(121,125,045)
Class Y	(27,013,834)	(53,141,419)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(58,809,634)	130,794,775
Total Increase (Decrease) in Net Assets	99,308,876	56,440,436
Net Assets ($):
Beginning of Period	1,267,697,070	1,211,256,634
End of Period	1,367,005,946	1,267,697,070
Undistributed investment income—net	5,757,730	10,363,185

12

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	72,609	164,424
Shares issued for distributions reinvested	15,162	216,561
Shares redeemed	(850,534)	(732,178)
Net Increase (Decrease) in Shares Outstanding	(762,763)	(351,193)
Class Ca
Shares sold	19,052	53,568
Shares issued for distributions reinvested	2,190	62,131
Shares redeemed	(114,951)	(234,083)
Net Increase (Decrease) in Shares Outstanding	(93,709)	(118,384)
Class Ia
Shares sold	3,401,783	11,347,506
Shares issued for distributions reinvested	599,796	4,238,752
Shares redeemed	(5,730,509)	(6,841,938)
Net Increase (Decrease) in Shares Outstanding	(1,728,930)	8,744,320
Class Ya
Shares sold	799,822	1,145,132
Shares issued for distributions reinvested	85,419	974,599
Shares redeemed	(1,468,186)	(3,034,846)
Net Increase (Decrease) in Shares Outstanding	(582,945)	(915,115)

[a]

During the period ended May 31, 2017, 41,874 Class A shares representing $802,238 were exchanged for 41,358 Class I shares, 1,688 Class C shares representing $28,962 were exchanged for 1,631 Class I shares and 73,125 Class Y shares representing $1,342,787 were exchanged for 73,036 Class I shares and during the period ended November 30, 2016, 144,378 Class Y shares representing $2,524,208 were exchanged for 144,197 Class I shares and 613 Class C shares representing $10,975 were exchanged for 589 Class I shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.51	18.66	18.89	18.02	15.02	13.51
Investment Operations:
Investment income—net[a]	.05	.11	.13	.14	.13	.11
Net realized and unrealized gain (loss) on investments	2.38	.42	(.14)	.83	2.95	1.62
Total from Investment Operations	2.43	.53	(.01)	.97	3.08	1.73
Distributions:
Dividends from investment income—net	(.09)	(.19)	(.13)	(.10)	(.08)	(.10)
Dividends from net realized gain on investments	(.06)	(1.49)	(.09)	-	-	(.12)
Total Distributions	(.15)	(1.68)	(.22)	(.10)	(.08)	(.22)
Net asset value, end of period	19.79	17.51	18.66	18.89	18.02	15.02
Total Return (%)[b]	14.01[c]	3.19	(.13)	5.49	20.60	13.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.22	1.23	1.23	1.24	1.28
Ratio of net expenses to average net assets	1.23[d]	1.22	1.23	1.23	1.24	1.28
Ratio of net investment income to average net assets	.55[d]	.63	.71	.76	.76	.80
Portfolio Turnover Rate	5.13[c]	11.79	10.82	7.05	6.39	6.05
Net Assets, end of period ($ x 1,000)	24,292	34,844	43,698	55,682	89,024	61,806

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.03	18.18	18.42	17.61	14.71	13.24
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.02)	(.01)	(.01)	.00[b]	.01
Net realized and unrealized gain (loss) on investments	2.32	.40	(.14)	.82	2.90	1.59
Total from Investment Operations	2.31	.38	(.15)	.81	2.90	1.60
Distributions:
Dividends from investment income—net	-	(.04)	-	-	-	(.01)
Dividends from net realized gain on investments	(.06)	(1.49)	(.09)	-	-	(.12)
Total Distributions	(.06)	(1.53)	(.09)	-	-	(.13)
Net asset value, end of period	19.28	17.03	18.18	18.42	17.61	14.71
Total Return (%)[c]	13.63[d]	2.36	(.83)	4.60	19.72	12.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.00[e]	1.99	1.99	2.00	2.01	2.05
Ratio of net expenses to average net assets	2.00[e]	1.99	1.99	2.00	2.01	2.05
Ratio of net investment income (loss) to average net assets	(.11)[e]	(.13)	(.07)	(.05)	.00[f]	.05
Portfolio Turnover Rate	5.13[d]	11.79	10.82	7.05	6.39	6.05
Net Assets, end of period ($ x 1,000)	13,199	13,258	16,303	21,221	23,543	15,883

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.76	18.92	19.18	18.28	15.24	13.70
Investment Operations:
Investment income—net[a]	.08	.16	.20	.20	.19	.16
Net realized and unrealized gain (loss) on investments	2.41	.43	(.16)	.85	2.98	1.64
Total from Investment Operations	2.49	.59	.04	1.05	3.17	1.80
Distributions:
Dividends from investment income—net	(.15)	(.26)	(.21)	(.15)	(.13)	(.14)
Dividends from net realized gain on investments	(.06)	(1.49)	(.09)	-	-	(.12)
Total Distributions	(.21)	(1.75)	(.30)	(.15)	(.13)	(.26)
Net asset value, end of period	20.04	17.76	18.92	19.18	18.28	15.24
Total Return (%)	14.20[b]	3.50	.20	5.80	20.93	13.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[c]	.91	.91	.91	.91	.93
Ratio of net expenses to average net assets	1.00[c]	.91	.91	.91	.91	.93
Ratio of net investment income to average net assets	.90[c]	.93	1.05	1.06	1.12	1.14
Portfolio Turnover Rate	5.13[b]	11.79	10.82	7.05	6.39	6.05
Net Assets, end of period ($ x 1,000)	997,582	915,049	809,432	1,470,169	1,567,608	668,063

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2017		Year Ended November 30,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	17.74	18.90	19.16	18.27	16.40
Investment Operations:
Investment income—net[b]	.09	.17	.19	.14	.01
Net realized and unrealized gain (loss) on investments	2.41	.42	(.15)	.90	1.86
Total from Investment Operations	2.50	.59	.04	1.04	1.87
Distributions:
Dividends from investment income—net	(.16)	(.26)	(.21)	(.15)	-
Dividends from net realized gain on investments	(.06)	(1.49)	(.09)	-	-
Total Distributions	(.22)	(1.75)	(.30)	(.15)	-
Net asset value, end of period	20.02	17.74	18.90	19.16	18.27
Total Return (%)	14.25[c]	3.51	.21	5.75	11.40[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[d]	.89	.90	.90	.90[d]
Ratio of net expenses to average net assets	.90[d]	.89	.90	.90	.90[d]
Ratio of net investment income to average net assets	1.00[d]	.95	1.03	.74	.83[d]
Portfolio Turnover Rate	5.13[c]	11.79	10.82	7.05	6.39
Net Assets, end of period ($ x 1,000)	331,932	304,547	341,823	469,801	23,149

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 500 million to 600 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

20

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	663,798,603	-	-	663,798,603
Equity Securities - Foreign Common Stocks†	676,443,324	-	-	676,443,324
Registered Investment Company	20,165,506	-	-	20,165,506
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(586)	-	(586)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2017 were as follows:

Affiliated Investment Company	Value 11/30/2016 ($)	Purchases ($)	Sales ($)	Value 5/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	36,003,242	108,728,564	124,566,300	20,165,506	1.5

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

22

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: ordinary income $23,707,021 and long-term capital gains $89,436,715. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2017 was approximately $314,300 with a related weighted average annualized interest rate of 1.64%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2017, the Distributor retained $1,445 from commissions earned on sales of the fund’s Class A shares and $877 from CDSCs on redemptions of the fund’s Class C shares.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2017, Class C shares were charged $48,663 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2017, Class A and Class C shares were charged $35,106 and $16,221, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $4,931 for transfer agency services and $317 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $317.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $133,150 pursuant to the custody agreement. These fees were partially offset by earnings credits of $6.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

24

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $974,239, Distribution Plan fees $8,360, Shareholder Services Plan fees $7,948, custodian fees $99,994, Chief Compliance Officer fees $4,826 and transfer agency fees $1,903.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2017, amounted to $65,331,383 and $124,929,644, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At May 31, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(586)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(586)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(586)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of May 31, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
National Australia Bank	(586)		-	-	(586)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

26

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2017:

Average Market Value ($)
Forward contracts	1,468,424

At May 31, 2017, accumulated net unrealized appreciation on investments was $477,886,334, consisting of $507,772,786 gross unrealized appreciation and $29,886,452 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

NOTES

28

NOTES

29

For More Information

Global Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGLAX Class C: DGLCX Class I: DGLRX Class Y: DGLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6159SA0517

International Stock Fund

SEMIANNUAL REPORT May 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

International Stock Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson, and Rodger Nisbet, the four members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, International Stock Fund’s Class A shares achieved a total return of 18.06%, Class C shares returned 17.60%, Class I shares returned 18.31%, and Class Y shares returned 18.27%.1 In comparison, the fund’s benchmark index, the MSCI EAFE Index (the “Index”), achieved a return of 17.91% for the same period.2

International stocks gained ground amid improving global economic data and expectations of more business-friendly policies from a new presidential administration in the United States. Our security selection and resulting sector weights enabled the fund to produce higher returns than its benchmark.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks. The fund normally invests primarily in companies located in the world’s developed markets outside of the United States. The firm focuses on individual stock selection through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Research Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are results of, not part of, the investment process because the Research Team’s sole focus is on the analysis of and investment in individual companies.

Improved Economic Outlook Bolstered International Stocks

International equities generally fared well over the reporting period in anticipation of higher levels of global economic growth stemming in part from more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government. Improved investor sentiment in the wake of the election sparked a market rally that persisted from December 2016 through the end of the reporting period.

In addition, central banks in Europe and Japan have maintained accommodative monetary policies, which are expected to provide further support to international economies that already have shown signs of recovering from an extended period of sluggishness. In Europe, financial markets were further buoyed in the spring by reassuringly mainstream election results in the Netherlands and France. Japanese equities benefited from a return to positive bond yields, which supported earnings for the country’s financial institutions. China and other emerging markets also showed signs of renewed economic strength.

Favorable Stock Picks Bolstered Fund Results

Although the fund lagged the Index during December 2016 due to changing investor sentiment after the U.S. election’s unexpected outcome, better relative performance over the first five months of 2017 enabled it to outperform the Index for the reporting period overall. Substantially underweighted exposure to financial stocks proved helpful, as did strong stock selections in the health care, materials, and consumer discretionary sectors.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Two health care companies ranked among the fund’s top five holdings. Denmark-based intimate medical products provider Coloplast demonstrated strong organic growth that enabled it to produce better-than-expected financial results, and Australian biotherapeutics developer CSL benefited from greater pricing power due to supply constraints in the blood plasma market. In the materials sector, Danish industrial enzymes maker Novozymes recovered from previous weakness when cost pressures waned and sales growth accelerated. Among consumer discretionary companies, luxury goods purveyor LVMH Moet Hennessy Louis Vuitton reported strong sales and earnings, and investors responded positively to its full acquisition of Christian Dior. In addition, in Japan, manufacturer Keyence and consumer products company Kao were among the top contributors to the fund’s relative results, as was lack of exposure to carmaker Toyota Motor.

Disappointments during the reporting period included other Japanese holdings. Energy producer INPEX was hurt by the delayed completion of a major project, insurer Tokio Marine Holdings encountered long-term structural issues in the automobile insurance market, and bicycle components maker Shimano struggled due to high inventory levels. In China, state-owned energy company CNOOC lost value amid falling oil prices, and Sweden-based clothing retailer Hennes & Mauritz was hurt by weak investor sentiment and negative press. Canada’s Suncor Energy and Japan’s Daito Trust Construction also ranked among the greater detractors from the fund’s relative performance.

An Unwavering Focus on High-Quality Companies

Our long-term investment approach steers clear of political and economic predictions in order to remain undistracted by the inevitable market volatility that accompanies near-term uncertainty. Rather, we look for individual companies across market sectors and national borders with common characteristics: strategically agile market leaders with the expected growth, margin structures, and financial resources to deliver potentially meaningful returns over the long term.

It is encouraging that our bottom-up, buy-and-hold strategy continues to identify what we believe is a number of high-quality, fundamentally strong opportunities across sectors that include materials, health care, and information technology. However, as has traditionally been the case, our rigorous, and consistently applied, investment process has long steered the team away from financial stocks due to the opaque nature of their reporting.

June 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.85	$11.01	$5.12	$4.95
Ending value (after expenses)	$1,180.60	$1,176.00	$1,183.10	$1,182.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.34	$10.20	$4.73	$4.58
Ending value (after expenses)	$1,018.65	$1,014.81	$1,020.24	$1,020.39

† Expenses are equal to the fund’s annualized expense ratio of 1.26% for Class A, 2.03% for Class C, .94% for Class I and .91% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

Common Stocks - 97.6%	Shares	Value ($)
Australia - 3.8%
Cochlear	431,100	46,957,162
CSL	999,000	95,973,182
		142,930,344
Canada - 2.0%
Suncor Energy	2,388,500	74,757,212
China - 1.9%
CNOOC	63,804,000	72,871,602
Denmark - 6.2%
Coloplast, Cl. B	894,251	76,575,420
Novo Nordisk, Cl. B	1,920,600	81,622,128
Novozymes, Cl. B	1,719,212	77,840,920
		236,038,468
Finland - 2.0%
Kone, Cl. B	1,552,000	76,903,492
France - 11.6%
Air Liquide	735,637	89,662,447
Essilor International	578,500	76,911,080
L'Oreal	391,900	83,844,297
LVMH Moet Hennessy Louis Vuitton	412,759	105,323,814
Total	1,542,869	81,927,922
		437,669,560
Germany - 5.0%
adidas	471,500	90,174,990
SAP	902,200	96,727,628
		186,902,618
Hong Kong - 10.1%
AIA Group	13,613,400	96,520,439
China Mobile	6,678,500	74,090,808
CLP Holdings	6,249,000	68,323,565
Hang Lung Properties	25,615,000	66,235,347
Hong Kong & China Gas	35,419,274	75,724,263
		380,894,422
Japan - 22.9%
Daito Trust Construction	554,500	87,468,307
Denso	1,474,600	62,858,570
FANUC	409,400	80,475,287
INPEX	5,109,600	46,989,865

6

Common Stocks - 97.6% (continued)	Shares	Value ($)
Japan - 22.9% (continued)
Kao	1,351,600	85,220,973
Keyence	280,040	127,212,753
Murata Manufacturing	407,800	56,521,264
Rakuten	6,898,400	83,839,697
Shimano	479,200	74,422,032
Shin-Etsu Chemical	850,400	76,263,411
SMC	264,200	83,518,212
		864,790,371
Spain - 2.6%
Industria de Diseno Textil	2,385,000	97,509,604
Sweden - 1.1%
Hennes & Mauritz, Cl. B	1,718,000	42,794,832
Switzerland - 12.0%
Givaudan	37,900	77,752,620
Kuehne + Nagel International	489,100	78,928,636
Nestle	879,000	75,008,363
Novartis	890,400	72,901,471
Roche Holding	317,250	87,063,187
SGS	26,500	63,065,923
		454,720,200
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing, ADR	2,982,300	105,454,128
United Kingdom - 13.6%
Compass Group	4,067,800	87,526,909
Diageo	2,429,000	72,826,498
Experian	3,928,700	81,901,699
Intertek Group	678,100	37,560,098
Reckitt Benckiser Group	895,900	91,629,678
Smith & Nephew	4,500,000	78,504,889
Whitbread	1,153,800	63,790,290
		513,740,061
Total Common Stocks (cost $2,814,610,035)		3,687,976,914

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 2.1%	Shares		Value($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $80,789,883)	80,789,883	[a]	80,789,883
Total Investments (cost $2,895,399,918)	99.7%		3,768,766,797
Cash and Receivables (Net)	.3%		11,368,324
Net Assets	100.0%		3,780,135,121

ADR—American Depository Receipt

a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	18.7
Health Care	16.3
Industrials	13.3
Consumer Staples	10.8
Information Technology	10.2
Materials	8.5
Energy	7.3
Real Estate	4.1
Utilities	3.8
Financials	2.6
Money Market Investment	2.1
Telecommunication Services	2.0
99.7

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS May 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
National Australia Bank
Japanese Yen,
Expiring
6/1/2017	328,576,300	2,951,492	2,966,829	15,337
Sales:
National Australia Bank
Japanese Yen,
Expiring
6/1/2017	79,628,400	717,308	718,992	(1,684)
Gross Unrealized Appreciation				15,337
Gross Unrealized Depreciation				(1,684)

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	2,814,610,035	3,687,976,914
Affiliated issuers	80,789,883	80,789,883
Cash		1,377,050
Cash denominated in foreign currency	2,933,754	2,929,277
Dividends receivable		13,151,652
Receivable for shares of Common Stock subscribed		2,699,129
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		15,337
Prepaid expenses		59,449
		3,788,998,691
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		3,136,648
Payable for investment securities purchased		2,966,829
Payable for shares of Common Stock redeemed		2,585,689
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		1,684
Accrued expenses		172,720
		8,863,570
Net Assets ($)		3,780,135,121
Composition of Net Assets ($):
Paid-in capital		2,923,936,746
Accumulated undistributed investment income—net		26,414,466
Accumulated net realized gain (loss) on investments		(43,684,422)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		873,468,331
Net Assets ($)		3,780,135,121

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	30,542,167	14,509,266	1,818,273,500	1,916,810,188
Shares Outstanding	1,765,993	851,451	104,568,748	111,484,389
Net Asset Value Per Share ($)	17.29	17.04	17.39	17.19

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,266,061 foreign taxes withheld at source):
Unaffiliated issuers	42,971,027
Affiliated issuers	267,578
Interest	8,446
Total Income	43,247,051
Expenses:
Management fee—Note 3(a)	14,517,767
Custodian fees—Note 3(c)	528,179
Shareholder servicing costs—Note 3(c)	343,866
Directors’ fees and expenses—Note 3(d)	182,993
Professional fees	87,470
Prospectus and shareholders’ reports	83,503
Distribution fees—Note 3(b)	49,561
Loan commitment fees—Note 2	43,612
Registration fees	37,844
Miscellaneous	74,743
Total Expenses	15,949,538
Less—reduction in fees due to earnings credits—Note 3(c)	(530)
Net Expenses	15,949,008
Investment Income—Net	27,298,043
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	48,177,381
Net realized gain (loss) on forward foreign currency exchange contracts	29,475
Net Realized Gain (Loss)	48,206,856
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	506,965,904
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	6,085
Net Unrealized Appreciation (Depreciation)	506,971,989
Net Realized and Unrealized Gain (Loss) on Investments	555,178,845
Net Increase in Net Assets Resulting from Operations	582,476,888

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment income—net	27,298,043	40,273,607
Net realized gain (loss) on investments	48,206,856	2,835,526
Net unrealized appreciation (depreciation) on investments	506,971,989	26,080,367
Net Increase (Decrease) in Net Assets Resulting from Operations	582,476,888	69,189,500
Distributions to Shareholders from ($):
Investment income—net:
Class A	(490,638)	(699,673)
Class I	(18,172,219)	(19,615,394)
Class Y	(20,844,125)	(21,187,977)
Total Distributions	(39,506,982)	(41,503,044)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,151,041	6,657,480
Class C	1,425,639	517,554
Class I	150,196,140	182,798,227
Class Y	248,539,608	339,669,932
Distributions reinvested:
Class A	458,846	668,483
Class I	16,849,413	18,219,300
Class Y	11,630,754	12,543,986
Cost of shares redeemed:
Class A	(39,581,657)	(34,242,607)
Class C	(2,548,419)	(4,113,606)
Class I	(130,176,209)	(251,919,455)
Class Y	(245,209,472)	(366,336,080)
Increase (Decrease) in Net Assets from Capital Stock Transactions	16,735,684	(95,536,786)
Total Increase (Decrease) in Net Assets	559,705,590	(67,850,330)
Net Assets ($):
Beginning of Period	3,220,429,531	3,288,279,861
End of Period	3,780,135,121	3,220,429,531
Undistributed investment income—net	26,414,466	38,623,405

12

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	318,921	456,769
Shares issued for distributions reinvested	30,961	46,649
Shares redeemed	(2,578,957)	(2,347,285)
Net Increase (Decrease) in Shares Outstanding	(2,229,075)	(1,843,867)
Class C
Shares sold	89,053	35,046
Shares redeemed	(166,945)	(285,560)
Net Increase (Decrease) in Shares Outstanding	(77,892)	(250,514)
Class Ia
Shares sold	9,591,895	12,405,061
Shares issued for distributions reinvested	1,133,114	1,266,109
Shares redeemed	(8,297,751)	(17,013,739)
Net Increase (Decrease) in Shares Outstanding	2,427,258	(3,342,569)
Class Ya
Shares sold	16,064,861	23,628,278
Shares issued for distributions reinvested	790,670	881,517
Shares redeemed	(15,921,864)	(25,070,242)
Net Increase (Decrease) in Shares Outstanding	933,667	(560,447)

[a]

During the period ended May 31, 2017, 44,215 Class A shares representing $729,660 were exchanged for 44,001 Class I shares, 2,960,906 Class I shares representing $44,421,539 were exchanged for 2,992,385 Class Y shares and during the period ended November 30, 2016, 81,448 Class Y shares representing $1,046,054 were exchanged for 80,219 Class I shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.77	14.66	15.15	15.57	14.13	12.58
Investment Operations:
Investment income—net[a]	.05	.13	.16	.19	.17	.21
Net realized and unrealized gain (loss) on investments	2.60	.10	(.50)	(.43)	1.46	1.46
Total from Investment Operations	2.65	.23	(.34)	(.24)	1.63	1.67
Distributions:
Dividends from investment income—net	(.13)	(.12)	(.15)	(.18)	(.19)	(.12)
Net asset value, end of period	17.29	14.77	14.66	15.15	15.57	14.13
Total Return (%)[b]	18.06[c]	1.62	(2.27)	(1.57)	11.65	13.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26[d]	1.27	1.26	1.29	1.30	1.31
Ratio of net expenses to average net assets	1.26[d]	1.27	1.26	1.29	1.30	1.31
Ratio of net investment income to average net assets	.71[d]	.89	1.08	1.26	1.14	1.62
Portfolio Turnover Rate	9.32[c]	10.65	16.52	12.49	2.58	5.47
Net Assets, end of period ($ x 1,000)	30,542	59,019	85,618	142,259	284,575	174,825

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.49	14.37	14.84	15.26	13.86	12.33
Investment Operations:
Investment income—net[a]	.04	.02	.04	.07	.06	.12
Net realized and unrealized gain (loss) on investments	2.51	.10	(.48)	(.42)	1.43	1.43
Total from Investment Operations	2.55	.12	(.44)	(.35)	1.49	1.55
Distributions:
Dividends from investment income—net	-	-	(.03)	(.07)	(.09)	(.02)
Net asset value, end of period	17.04	14.49	14.37	14.84	15.26	13.86
Total Return (%)[b]	17.60[c]	.83	(2.97)	(2.28)	10.78	12.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.03[d]	2.04	2.03	2.03	2.04	2.06
Ratio of net expenses to average net assets	2.03[d]	2.04	2.03	2.03	2.04	2.06
Ratio of net investment income to average net assets	.48[d]	.12	.30	.50	.42	.90
Portfolio Turnover Rate	9.32[c]	10.65	16.52	12.49	2.58	5.47
Net Assets, end of period ($ x 1,000)	14,509	13,465	16,952	24,805	35,905	23,962

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2017	Year Ended November 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.88	14.79	15.31	15.73	14.26	12.70
Investment Operations:
Investment income—net[a]	.13	.18	.20	.26	.23	.26
Net realized and unrealized gain (loss) on investments	2.56	.10	(.49)	(.45)	1.48	1.46
Total from Investment Operations	2.69	.28	(.29)	(.19)	1.71	1.72
Distributions:
Dividends from investment income—net	(.18)	(.19)	(.23)	(.23)	(.24)	(.16)
Net asset value, end of period	17.39	14.88	14.79	15.31	15.73	14.26
Total Return (%)	18.31[b]	1.92	(1.90)	(1.24)	12.13	13.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[c]	.94	.94	.93	.92	.93
Ratio of net expenses to average net assets	.94[c]	.94	.94	.93	.92	.93
Ratio of net investment income to average net assets	1.62[c]	1.21	1.33	1.70	1.54	1.96
Portfolio Turnover Rate	9.32[b]	10.65	16.52	12.49	2.58	5.47
Net Assets, end of period ($ x 1,000)	1,818,274	1,520,360	1,560,084	2,132,444	2,930,169	1,935,074

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.72	14.63	15.15	15.72	14.49
Investment Operations:
Investment income—net[b]	.13	.19	.22	.14	.06
Net realized and unrealized gain (loss) on investments	2.53	.09	(.51)	(.48)	1.17
Total from Investment Operations	2.66	.28	(.29)	(.34)	1.23
Distributions:
Dividends from investment income—net	(.19)	(.19)	(.23)	(.23)	-
Net asset value, end of period	17.19	14.72	14.63	15.15	15.72
Total Return (%)	18.27[c]	1.97	(1.89)	(2.20)	8.49[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[d]	.91	.91	.91	.91[d]
Ratio of net expenses to average net assets	.91[d]	.91	.91	.91	.91[d]
Ratio of net investment income to average net assets	1.61[d]	1.27	1.44	.90	.93[d]
Portfolio Turnover Rate	9.32[c]	10.65	16.52	12.49	2.58
Net Assets, end of period ($ x 1,000)	1,916,810	1,627,586	1,625,626	1,105,489	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 600 million to 700 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

20

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	3,687,976,914	-	-	3,687,976,914
Registered Investment Company	80,789,883	-	-	80,789,883
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	15,337	-	15,337
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,684)	-	(1,684)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2017 were as follows:

Affiliated Investment Company	Value 11/30/2016 ($)	Purchases ($)	Sales ($)	Value 5/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	96,392,295	282,299,170	297,901,582	80,789,883	2.1

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

22

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $90,457,547 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. If not applied, $15,114,500 of the carryover expires in fiscal year 2017 and $16,297,830 expires in fiscal year 2019. The fund has $8,066,540 of post-enactment short-term capital losses and $50,978,677 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: ordinary income $41,503,044. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”),

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2017, the Distributor retained $739 from commissions earned on sales of the fund’s Class A shares and $18 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2017, Class C shares were charged $49,561 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2017, Class A and Class C shares were charged $48,443 and $16,520, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

24

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $8,850 for transfer agency services and $530 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $530.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $528,179 pursuant to the custody agreement.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,677,033, Distribution Plan fees $9,021, Shareholder Services Plan fees $9,158, custodian fees $432,332, Chief Compliance Officer fees $4,826 and transfer agency fees $4,278.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2017, amounted to $325,720,461 and $310,702,376, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

26

At May 31, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	15,337	(1,684)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	15,337	(1,684)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	15,337	(1,684)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of May 31, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
National Australia Bank	15,337		(1,684)	-	13,653

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
National Australia Bank	(1,684)		1,684	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2017:

Average Market Value ($)
Forward contracts	9,412,922

At May 31, 2017, accumulated net unrealized appreciation on investments was $873,366,879, consisting of $980,225,257 gross unrealized appreciation and $106,858,378 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

NOTES

28

NOTES

29

For More Information

International Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DISAX Class C: DISCX Class I: DISRX Class Y: DISYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6155SA0517

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 27, 2017

By: /s/ James Windels
James Windels Treasurer
Date:	July 27, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)